UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (96.8%)
Government Obligations (46.7%)
Other Government Obligation (1.2%)
Provincial or Local Government Obligation (1.2%)
$4,250,000	Province of Ontario Canada	2.950%	02/05/15	$4,261,318

U.S. Government Agencies and Obligations (45.5%)
Federal Deposit Insurance Corporation (FDIC) (7.4%)
1,420,000	Bank of America NA	1.700%	12/23/10	1,433,023
2,785,000	Citibank NA (b)	0.251%	07/12/11	2,784,109
4,000,000	Citibank NA (b)	0.439%	03/30/11	4,007,080
3,475,000	General Electric Capital Corp.	1.625%	01/07/11	3,508,242
455,000	General Electric Capital Corp.	3.000%	12/09/11	470,195
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,404,271
5,465,000	JPMorgan Chase & Co.	2.625%	12/01/10	5,544,035
1,740,000	Sovereign Bank	2.750%	01/17/12	1,793,618
1,815,000	The Goldman Sachs Group, Inc. (b)	0.337%	03/15/11	1,816,900
				26,761,473
Federal Home Loan Mortgage Corporation (FHLMC) (10.3%)
1,106,085	(c)	5.000%	04/01/35	1,145,233
577,563		5.000%	08/01/35	598,004
2,111,005		5.000%	11/01/35	2,185,720
4,820,000	(d)	5.000%	04/01/39	4,976,650
1,498,788		5.000%	03/01/40	1,549,494
1,500,000		5.000%	03/01/40	1,550,746
350,249	(c)	5.500%	12/01/17	378,365
714,647	(c)	5.500%	06/01/20	769,565
1,057,517		5.500%	10/01/20	1,138,785
796,136		5.500%	11/01/23	847,401
1,230,948	(c)	5.500%	05/01/34	1,317,519
2,061,314	(c)	5.500%	05/01/34	2,205,856
1,595,119	(c)	5.500%	10/01/34	1,690,860
1,369,521	(c)	5.500%	07/01/35	1,449,787
1,279,604		5.500%	07/01/35	1,354,600
2,517,975	(c)	5.500%	10/01/35	2,684,981
3,059,146		5.500%	12/01/38	3,233,965
1,950,014	(c)	6.000%	11/01/33	2,117,623
244,080	(c)	6.500%	09/01/32	273,759
1,744,505		6.500%	06/01/36	1,905,898
1,318,605	(c)	7.000%	12/01/37	1,464,764
757,953		3.413%	05/25/19	768,285
1,330,000		4.875%	11/15/13	1,459,567
				37,067,427
Federal National Mortgage Association (FNMA) (19.1%)
996,846		5.500%	12/01/39	1,051,788
1,125,000		4.750%	12/15/10	1,157,975

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$1,032,319		5.000%	07/01/23	$1,076,802
543,913		5.000%	11/01/33	564,353
233,955		5.000%	05/01/34	242,382
2,784,768		5.000%	12/01/34	2,889,422
1,647,818	(c)	5.000%	08/01/35	1,704,594
920,857		5.000%	04/01/38	951,239
2,164,776	(c)	5.500%	04/01/33	2,312,575
958,087		5.500%	05/01/33	1,023,526
904,387		5.500%	10/01/33	959,795
627,168	(c)	5.500%	12/01/33	669,779
988,753		5.500%	01/01/34	1,049,329
997,354	(c)	5.500%	01/01/34	1,058,457
672,216		5.500%	02/01/34	717,891
617,913		5.500%	03/01/34	654,418
1,396,684		5.500%	03/01/34	1,495,517
1,959,447		5.500%	04/01/34	2,098,106
304,565		5.500%	04/01/34	322,558
1,401,016		5.500%	04/01/34	1,483,784
288,324		5.500%	04/01/34	305,358
250,452		5.500%	09/01/34	267,379
1,079,758	(c)	5.500%	02/01/35	1,143,547
1,080,000	(d)	5.500%	04/01/35	1,138,218
2,031,144		5.500%	04/01/35	2,147,331
1,515,070	(c)	5.500%	08/01/35	1,608,365
1,459,447		5.500%	10/01/35	1,560,305
1,161,053		5.500%	11/01/35	1,227,469
834,735	(c)	6.000%	10/01/32	920,085
673,404		6.000%	10/01/32	745,633
1,016,318		6.000%	11/01/32	1,124,616
1,274,657		6.000%	03/01/33	1,408,759
168,632		6.000%	04/01/33	182,995
763,532		6.000%	12/01/33	828,563
1,350,000	(d)	6.000%	04/01/35	1,433,954
650,000	(d)	6.000%	05/01/35	693,469
732,537		6.000%	01/01/36	783,940
665,816		6.000%	07/01/37	708,376
929,922		6.000%	08/01/37	989,364
1,150,406		6.000%	09/01/37	1,223,941
2,126,096		6.000%	07/01/38	2,261,002
1,001,527		6.000%	10/01/38	1,068,988
1,216,322		6.000%	12/01/38	1,294,071
350,919		6.500%	12/01/31	394,097
111,659	(c)	6.500%	02/01/32	125,398
571,421		6.500%	04/01/32	630,130

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$223,339		6.500%	05/01/32	$250,820
491,716		6.500%	07/01/32	552,215
635,201		6.500%	08/01/32	713,356
316,406		6.500%	09/01/32	355,335
149,367		6.500%	09/01/32	167,745
1,712,218	(c)	6.500%	09/01/32	1,922,886
511,540		6.500%	10/01/32	574,478
2,290,000	(d)	6.500%	05/01/35	2,474,631
316,874		6.500%	08/01/37	344,357
733,035	(c)	6.500%	08/01/37	795,469
1,270,838		6.500%	11/01/37	1,379,077
1,066,320		6.500%	11/01/39	1,156,806
350,824		7.000%	07/01/31	399,193
54,346		7.000%	09/01/31	61,414
483,563		7.000%	09/01/31	550,198
582,536		7.000%	11/01/31	658,619
147,573		7.000%	02/01/32	167,937
85,272		7.000%	03/01/32	97,059
315,236		7.000%	07/01/32	355,311
393,801		7.500%	04/01/31	447,581
95,698		7.500%	05/01/31	108,367
500,000	(d)	4.500%	04/01/25	518,594
149,805		5.000%	05/01/18	159,743
315,630		5.000%	06/01/18	335,334
657,645		5.000%	07/01/18	701,271
490,427		5.500%	01/01/17	528,191
101,025		5.500%	09/01/17	109,374
420,708		5.500%	02/01/18	455,286
793,713		5.500%	03/01/18	855,823
655,000	(d)	5.500%	04/01/18	700,543
534,796	(c)	6.000%	09/01/17	581,911
674,051		6.000%	08/01/23	727,430
				68,905,997
Government National Mortgage Association (GNMA) (1.1%)
23,325,714	(b) (e)	0.845%	06/17/45	743,980
500,000		4.408%	01/16/25	518,031
79,665		5.000%	12/15/39	82,990
1,429,128		5.500%	07/15/38	1,514,379
1,064,621		5.500%	10/15/38	1,128,128
21,399		8.500%	10/15/22	24,700
				4,012,208
U.S. Treasury (7.6%)
710,000	U.S. Treasury Bond	4.375%	11/15/39	671,394

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
U.S. Government Agencies and Obligations—continued
$7,115,000	U.S. Treasury Bond (f)	5.375%	02/15/31	$7,870,969
1,238,654	U.S. Treasury Inflation-Indexed Notes (g)	1.875%	07/15/13	1,310,554
6,880,000	U.S. Treasury Note	1.000%	03/31/12	6,876,766
6,800,000	U.S. Treasury Note	2.500%	03/31/15	6,780,892
930,000	U.S. Treasury Note	3.250%	06/30/16	940,462
3,265,000	U.S. Treasury Note	3.625%	02/15/20	3,209,394
				27,660,431
	Total government obligations (cost: $163,544,359)			168,668,854

Asset-Backed Securities (7.4%)
252,661	Associates Manufactured Housing Pass Through Ctfs (b)	7.725%	06/15/28	253,638
1,295,000	Capital Auto Receivables Asset Trust	5.310%	06/15/12	1,322,025
2,360,677	Centex Home Equity (h)	5.048%	06/25/35	2,264,028
1,745,000	Citibank Omni Master Trust - 144A Issue (i)	4.900%	11/15/18	1,779,618
383,359	Conseco Financial Corp.	6.400%	10/15/18	384,159
1,755,000	Countryplace Manufactured Housing Contract Trust - 144A Issue * (b) (j) (k)	5.200%	12/15/35	1,011,593
945,962	Countrywide Asset-Backed Certificates (b)	5.962%	03/25/34	274,253
2,472,635	Countrywide Asset-Backed Certificates (b)	5.934%	05/25/37	1,061,782
491,946	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (h) (i)	6.240%	10/25/36	477,138
935,000	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (h) (i)	6.250%	10/25/36	911,853
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (h) (i)	5.997%	01/25/35	610,282
3,100,000	Ford Credit Auto Lease Trust - 144A Issue (i)	1.040%	03/15/13	3,100,361
700,000	Ford Credit Auto Owner Trust	2.790%	08/15/13	716,228
435,000	Ford Credit Auto Owner Trust - 144A Issue (j)	7.050%	12/15/13	466,713
1,480,000	GE Capital Credit Card Master Note Trust	4.470%	03/16/20	1,479,550
2,165,000	GE Capital Credit Card Master Note Trust	3.690%	07/15/15	2,241,216
1,797,125	GMAC Mortgage Corp. Loan Trust (c) (h)	6.088%	10/25/36	955,655
3,095,000	GMAC Mortgage Corp. Loan Trust (b) (c)	5.952%	08/25/37	1,414,183
700,000	Harley-Davidson Motorcycle Trust	1.160%	10/15/12	701,925
3,297,000	JP Morgan Mortgage Acquisition Corp. (h)	6.337%	08/25/36	1,633,591
345,155	JPMorgan Auto Receivables Trust - 144A Issue (j)	7.090%	02/15/14	333,270
132,325	National Collegiate Trust (k)	7.240%	09/20/14	53,043
1,500,000	Origen Manufactured Housing (b)	5.700%	01/15/35	1,417,188
702,668	Origen Manufactured Housing (b)	5.730%	11/15/35	672,326
778,015	Origen Manufactured Housing (b)	5.860%	06/15/36	674,246
440,000	Origen Manufactured Housing	5.605%	05/15/22	443,435
	Total asset-backed securities (cost: $35,671,633)			26,653,299

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities (10.3%)
Collateralized Mortage Obligations/Mortgage Revenue Bonds (2.1%)
$1,516,765	Banc of America Alternative Loan Trust (b)	5.664%	11/25/35	$176,080
742,456	Banc of America Alternative Loan Trust (b)	5.664%	11/25/35	54,998
1,607,549	Banc of America Alternative Loan Trust (b)	5.792%	01/25/36	173,180
601,069	Banc of America Alternative Loan Trust (b)	5.792%	01/25/36	7,172
748,964	Banc of America Alternative Loan Trust (b) (j)	6.273%	11/25/46	374
891,246	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	64,703
646,242	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	31,637
57,000	BHN I Mortgage Fund - 144A Issue (j) (k) (l) (m)	7.916%	07/25/09	—
94,425	BlackRock Capital Finance LP - 144A Issue (i) (k)	7.750%	09/25/26	34,900
1,737,233	Citimortgage Alternative Loan Trust	6.250%	07/25/37	301,844
949,446	Global Mortgage Securitization Ltd. (c) (l)	5.250%	04/25/32	693,090
526,815	Global Mortgage Securitization Ltd. - 144A Issue * (j) (l)	5.250%	11/25/32	403,660
1,218,260	Global Mortgage Securitization Ltd. - 144A Issue * (j) (l)	5.250%	11/25/32	908,010
1,405,224	JP Morgan Mortgage Trust (b)	3.424%	11/25/33	851,549
1,186,224	JP Morgan Mortgage Trust (b)	5.584%	04/25/37	1,072,908
101,084	Mellon Residential Funding Corp.	6.750%	06/25/28	86,073
2,127,357	RESI Finance LP - 144A Issue (b) (j) (k) (l)	1.630%	09/10/35	1,291,705
1,907,678	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,352,981
				7,504,864

Commercial Mortage-Backed Securities (8.2%)
322,272	Asset Securitization Corp. (b) (e)	8.621%	08/13/29	45,600
2,445,000	Asset Securitization Corp. (b)	6.988%	02/14/43	2,570,065
5,226,577	Asset Securitization Corp. - 144A Issue (b) (e) (i)	1.458%	10/13/26	91,518
3,491,000	Banc of America Commercial Mortgage, Inc.	5.451%	01/15/49	3,423,767
1,995,780	Bear Stearns Commercial Mortgage Securities	4.320%	02/13/46	2,034,686
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue * (b) (j)	5.618%	01/15/46	2,712,735
290,000	Commercial Mortgage Pass Through Certificates - 144A Issue (b) (i)	5.570%	02/05/19	218,492
212,254	FFCA Secured Lending Corp. - 144A Issue (c) (i)	6.940%	09/18/25	201,936
865,000	GE Capital Commercial Mortgage Corp. - 144A Issue (b) (i)	6.039%	08/11/36	822,102
1,115,000	GE Capital Commercial Mortgage Corp. - 144A Issue (b) (c) (i)	6.314%	08/11/36	1,011,692
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (b) (c) (i)	5.310%	05/10/36	914,209
2,301,335	Hometown Commercial Mortgage - 144A Issue * (j)	5.506%	11/11/38	1,111,061
2,202,875	Hometown Commercial Mortgage - 144A Issue * (j)	6.057%	06/11/39	742,915
2,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. - 144A Issue (i)	5.633%	12/05/27	2,290,744
1,105,832	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	1,122,943
11,332,335	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue * (j) (k)	2.009%	12/05/27	1,400,606
1,000,000	LB-UBS Commercial Mortgage Trust	4.547%	08/15/29	1,012,807
1,480,000	LB-UBS Commercial Mortgage Trust - 144A Issue (i)	6.647%	07/14/16	1,525,469
2,410,000	Morgan Stanley Capital I (b)	5.631%	04/12/49	2,429,192

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Commercial Mortage-Backed Securities—continued
$11,373,007	Multi Security Asset Trust - 144A Issue * (b) (e) (j)	1.150%	11/28/35	$184,925
925,000	Multi Security Asset Trust - 144A Issue * (b) (j)	5.880%	11/28/35	57,812
615,000	Multi Security Asset Trust - 144A Issue * (b) (j)	5.880%	11/28/35	38,438
2,515,000	Timberstar Trust - 144A Issue (i)	6.208%	10/15/36	2,439,550
1,070,000	Wachovia Bank Commercial Mortgage Trust	5.418%	01/15/45	1,084,652
				29,487,916
	Total other mortgage-backed securities (cost: $52,258,751)			36,992,780

Corporate Obligations (32.4%)
Basic Materials (0.4%)
Agricultural Products (0.4%)
1,245,000	Cargill, Inc. - 144A Issue (i)	5.200%	01/22/13	1,324,424

Capital Goods (2.7%)
Aerospace/Defense (0.6%)
2,150,000	United Technologies Corp.	5.700%	04/15/40	2,174,377

Containers-Metal/Glass (0.7%)
2,200,000	Ball Corp.	7.125%	09/01/16	2,337,500

Manufacturing (1.4%)
500,000	Bombardier, Inc. - 144A Issue (i)	7.750%	03/15/20	522,500
2,155,000	Roper Industries, Inc.	6.250%	09/01/19	2,283,649
755,000	Tyco International Finance SA (l)	4.125%	10/15/14	780,656
1,225,000	Tyco International Finance SA (l)	8.500%	01/15/19	1,519,200
				5,106,005

Communication Services (1.2%)
Broadcasting (0.6%)
2,000,000	COX Communications, Inc.	7.125%	10/01/12	2,235,322

Communications Equipment (0.6%)
320,000	New Communications Holdings, Inc. - 144A Issue * (j)	7.875%	04/15/15	328,800
320,000	New Communications Holdings, Inc. - 144A Issue * (j)	8.250%	04/15/17	325,600
1,285,000	New Communications Holdings, Inc. - 144A Issue * (j)	8.500%	04/15/20	1,294,637
				1,949,037
Consumer Staples (3.9%)
Beverage (1.1%)
3,550,000	SABMiller PLC - 144A Issue (i) (l)	5.500%	08/15/13	3,800,814

Entertainment (0.5%)
1,610,000	Time Warner Cable, Inc.	7.500%	04/01/14	1,858,671

Household Products (0.6%)
2,070,000	Fortune Brands, Inc.	6.375%	06/15/14	2,265,371

Tobacco (1.7%)
2,800,000	Altria Group, Inc.	10.200%	02/06/39	3,753,926
450,000	Reynolds American, Inc.	6.750%	06/15/17	481,988

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations—continued
Consumer Staples—continued
$845,000	Reynolds American, Inc.	7.250%	06/01/12	$923,136
1,015,000	Reynolds American, Inc.	7.625%	06/01/16	1,140,454
				6,299,504

Energy (5.3%)
Oil & Gas (0.3%)
450,000	Valero Energy Corp.	4.500%	02/01/15	450,822
675,000	Valero Energy Corp.	6.125%	06/15/17	702,601
				1,153,423

Oil and Gas Services (0.4%)
1,340,000	Smith International, Inc.	8.625%	03/15/14	1,596,514

Pipelines (4.6%)
865,000	El Paso Corp.	7.250%	06/01/18	892,600
1,440,000	El Paso Pipeline Partners Operating Co. LLC	6.500%	04/01/20	1,457,582
2,110,000	Energy Transfer Partners LP	9.700%	03/15/19	2,670,749
2,400,000	Kinder Morgan Energy Partners LP	9.000%	02/01/19	2,994,485
2,000,000	NuStar Logistics LP	7.650%	04/15/18	2,246,966
3,315,000	Sunoco Logistics Partners Operations LP	6.850%	02/15/40	3,374,103
2,120,000	Williams Partners LP - 144A Issue (i)	6.300%	04/15/40	2,106,657
700,000	Williams Partners LP / Williams Partners Finance Corp.	7.250%	02/01/17	799,110
				16,542,252

Financial (13.5%)
Banks (2.5%)
1,440,000	Bank of America Corp.	7.375%	05/15/14	1,619,339
990,000	Citigroup, Inc.	6.500%	08/19/13	1,067,232
1,580,000	Morgan Stanley	5.300%	03/01/13	1,681,491
110,000	Morgan Stanley	6.250%	08/28/17	115,456
1,650,000	The Goldman Sachs Group, Inc.	5.150%	01/15/14	1,750,081
2,865,000	The Goldman Sachs Group, Inc.	5.375%	03/15/20	2,838,502
				9,072,101

Commercial Banks Non-U.S. (0.9%)
3,150,000	Canadian Imperial Bank of Commerce/Canada - 144A Issue (i)	2.000%	02/04/13	3,162,146

Finance-Diversified (0.8%)
2,000,000	Allied Capital Corp. (j)	6.625%	07/15/11	1,961,642
645,000	Ameriprise Financial, Inc.	7.300%	06/28/19	747,327
				2,708,969

Insurance (4.0%)
1,945,000	Liberty Mutual Group, Inc. - 144A Issue * (j)	7.800%	03/15/37	1,721,325
2,858,000	OneBeacon US Holdings, Inc. (j)	5.875%	05/15/13	2,941,502
2,050,000	StanCorp Financial Group, Inc. (j)	6.875%	10/01/12	2,182,699
1,000,000	StanCorp Financial Group, Inc. (b) (j)	6.900%	06/01/67	855,790
1,710,000	Symetra Financial Corp. - 144A Issue * (j)	6.125%	04/01/16	1,697,647

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations—continued
Financial—continued
$1,050,000	Symetra Financial Corp. - 144A Issue * (b) (j)	8.300%	10/15/37	$929,250
1,680,000	Unum Group	7.125%	09/30/16	1,826,220
470,000	XL Capital Finance Europe PLC (l)	6.500%	01/15/12	494,919
1,750,000	XL Capital Ltd. (l)	5.250%	09/15/14	1,809,045
				14,458,397

Investment Bankers/Brokers (1.9%)
1,815,000	Jefferies Group, Inc.	6.250%	01/15/36	1,544,877
1,935,000	Jefferies Group, Inc.	6.450%	06/08/27	1,728,373
1,420,000	Lazard Group LLC	6.850%	06/15/17	1,445,003
2,055,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	2,214,610
				6,932,863

Real Estate Investment Trust (0.2%)
800,000	WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC - 144A Issue (i) (l)	4.375%	11/15/10	812,448

Real Estate Investment Trust-Health Care (1.1%)
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,547,949
1,200,000	Healthcare Realty Trust, Inc.	6.500%	01/17/17	1,231,098
1,290,000	Nationwide Health Properties, Inc.	6.250%	02/01/13	1,373,686
				4,152,733

Real Estate Investment Trust-Mortgage (0.5%)
1,780,000	Dexus Property Group - 144A Issue * (j) (l)	7.125%	10/15/14	1,919,522

Real Estate Investment Trust-Office (1.1%)
1,625,000	Mack-Cali Realty LP	7.750%	08/15/19	1,791,922
2,000,000	Reckson Operating Partnership LP - 144A Issue (i)	7.750%	03/15/20	2,034,036
				3,825,958

Real Estate Investment Trust-Retail (0.5%)
1,580,000	WEA Finance LLC / WT Finance Aust Pty Ltd. - 144A Issue (i)	7.500%	06/02/14	1,768,491

Health Care (2.3%)
Biotechnology (0.6%)
2,150,000	Life Technologies Corp.	6.000%	03/01/20	2,201,329

Drugs (1.0%)
2,350,000	Medco Health Solutions, Inc.	7.125%	03/15/18	2,679,263
725,000	Watson Pharmaceuticals, Inc.	6.125%	08/15/19	762,072
				3,441,335

Managed Care (0.1%)
500,000	UnitedHealth Group, Inc. (b)	0.451%	06/21/10	499,974

Medical Products/Supplies (0.6%)
880,000	Boston Scientific Corp.	5.450%	06/15/14	886,143
1,255,000	Laboratory Corp. of America Holdings	5.500%	02/01/13	1,333,733
				2,219,876

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Corporate Obligations—continued
Technology (1.5%)
Computer Networking (0.4%)
$1,700,000	Cisco Systems, Inc.	5.500%	01/15/40	$1,630,251

Computer Services & Software (1.1%)
2,275,000	CA, Inc.	5.375%	12/01/19	2,299,538
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,590,716
				3,890,254

Transportation (1.1%)
Airlines (0.6%)
2,110,000	United Air Lines, Inc.	10.400%	11/01/16	2,268,250

Transport-Rail (0.5%)
1,830,000	BNSF Funding Trust I	6.613%	12/15/55	1,777,387

Utilities (0.5%)
Electric Companies (0.5%)
1,115,735	Bruce Mansfield Unit (j) (k)	6.850%	06/01/34	1,169,492
440,000	Columbus Southern Power Co.	0.657%	03/16/12	440,476
				1,609,968
	Total Corporate Obligations (cost: $110,664,629)			116,995,466
	Total long-term debt securities (cost: $362,139,372)			349,310,399

Shares
Short-Term Securities (6.3%)
Investment Companies (6.3%)
11,609,376	Dreyfus Treasury Cash Management Fund , current rate 0.000%			11,609,376
11,146,592	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.010%			11,146,592
	Total short-term securities (cost: $22,755,968)			22,755,968
	Total investments in securities (cost: $ 384,895,340) (n)			$372,066,367
	Liabilities in excess of cash and other assets (-3.1%)			(11,086,096)
	Total net assets (100.0%)			$360,980,271

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2010.
(d)	At March 31, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $11,931,626.
(e)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On March 31, 2010, securities with an aggregate market value of $442,500 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	June 2010	32	Long	3,880	—
U.S. 5-Year Treasury Notes	June 2010	150	Long	—	$164,625
U.S. 10-Year Treasury Notes	June 2010	8	Long	—	3,280
U.S. 30-Year Treasury Bonds	June 2010	9	Short	—	12,831
		199		$3,880	$180,736

(g)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(i)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(j)

Represents ownership in an illiquid security. (See note 3 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at March 31, 2010, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Allied Capital Corp.	07/20/06	1,999,800
BHN I Mortgage Fund - 144A Issue *	Various	69,529
Banc of America Alternative Loan Trust	11/01/06	684,915
Bruce Mansfield Unit	07/10/07	1,115,735
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue *	02/28/06	3,562,579
Countryplace Manufactured Housing Contract Trust - 144A Issue *	06/29/05	1,754,843
Dexus Property Group - 144A Issue *	09/28/09	1,772,560
Ford Credit Auto Owner Trust - 144A Issue *	06/19/07	434,921
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	1,730,161
Hometown Commercial Mortgage – 144A Issue *	11/28/06	2,324,314
Hometown Commercial Mortgage - 144A Issue *	06/07/07	2,200,024
JPMorgan Auto Receivables Trust - 144A Issue *	11/07/07	335,448
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue *	03/22/10	1,537,832
Liberty Mutual Group, Inc. - 144A Issue *	02/28/07	1,956,829
Multi Security Asset Trust - 144A Issue *	02/24/05	462,039
Multi Security Asset Trust - 144A Issue *	02/24/05	1,521,239
New Communications Holdings, Inc. - 144A Issue *	03/26/10	320,000
New Communications Holdings, Inc. - 144A Issue *	03/26/10	320,000
New Communications Holdings, Inc. - 144A Issue *	03/26/10	1,307,488
OneBeacon US Holdings, Inc.	Various	2,846,601
RESI Finance LP - 144A Issue *	05/27/09	930,719
StanCorp Financial Group, Inc.	09/20/02	2,038,705
StanCorp Financial Group, Inc.	05/23/07	998,070
Symetra Financial Corp. - 144A Issue *	Various	1,705,573
Symetra Financial Corp. - 144A Issue *	10/04/07	1,048,572
		$34,978,496

See accompanying notes to investments in securities.

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(k)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(l)	The Portfolio held 4.0% of net assets in foreign securities at March 31, 2010.
(m)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(n)	At March 31, 2010 the cost of securities for federal income tax purposes was $385,032,713. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,201,989
Gross unrealized depreciation	(27,168,335)
Net unrealized depreciation	$12,966,346

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal			Rate	Maturity	Market Value(a)
Commercial Paper (19.8%)
Basic Materials (3.3%)
Electrical Equipment (3.3%)
$500,000	Emerson Electric Company (b)		0.270%	05/17/10	$499,917
2,000,000	Emerson Electric Company (b)		0.280%	05/18/10	1,999,556
1,000,000	Emerson Electric Company (b)		0.300%	05/20/10	999,837
					3,499,310
Communication Services (1.9%)
Telephone (1.9%)
2,000,000	AT&T (b)		0.200%	04/30/10	1,999,791

Consumer Staples (5.2%)
Beverage (2.4%)
1,500,000	Coca-Cola Co. (b)		0.200%	04/23/10	1,499,854
1,000,000	Coca-Cola Co. (b)		0.230%	04/06/10	999,983
					2,499,837
Food (2.8%)
1,500,000	Nestle SA (b)		0.200%	05/11/10	1,499,750
1,500,000	Nestle SA (b)		0.230%	04/21/10	1,499,916
					2,999,666
Financial (5.4%)
Auto Finance (1.4%)
1,500,000	American Honda Finance		0.190%	04/08/10	1,499,959

Banks (4.0%)
1,750,000	Goldman Sachs & Co	.	0.260%	05/19/10	1,749,650
1,000,000	JPMorgan Chase		0.220%	05/03/10	999,867
1,500,000	JPMorgan Chase		0.240%	04/12/10	1,499,931
					4,249,448
Health Care (3.0%)
Drugs (2.3%)
500,000	Abbott Laboratories (b)		0.180%	04/05/10	499,994
2,000,000	Roche Holdings, Inc. (b)		0.200%	04/29/10	1,999,766
					2,499,760
Medical Products/Supplies (0.7%)
705,000	Medtronic, Inc. (b)		0.210%	04/16/10	704,962

Technology (1.0%)
Aerospace/Defense (1.0%)
1,000,000	Honeywell International (b)		0.330%	06/29/10	999,506
	Total Commercial Paper (cost: $20,952,239)				20,952,239

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
Corporate Bonds & Notes (30.3%)
Basic Materials (3.4%)
Chemicals (3.4%)
$3,610,000	Praxair, Inc. (c)	0.342%	05/26/10	$3,610,000

Capital Goods (3.8%)
Manufacturing (3.8%)
3,880,000	3M Co. - 144A Issue (c) (d)	5.610%	12/12/10	4,022,018

Communication Services (1.1%)
Cellular Telephone (1.1%)
1,080,000	New Cingular Wireless Services, Inc.	7.875%	03/01/11	1,150,370

Consumer Staples (3.4%)
Personal Care (3.4%)
3,600,000	Procter & Gamble International Funding SCA (c) (e)	0.259%	05/07/10	3,600,105

Financial (13.9%)
Banks (9.2%)
3,160,000	JPMorgan Chase & Co. (c)	0.752%	12/02/10	3,172,455
3,235,000	Morgan Stanley (c)	0.501%	01/18/11	3,235,058
1,080,000	Wells Fargo & Co. (c)	0.351%	01/12/11	1,080,019
2,160,000	Wells Fargo Bank NA	7.550%	06/21/10	2,194,429
				9,681,961
Diversified Financial Services (4.7%)
3,160,000	Citigroup Funding, Inc. (c)	0.349%	07/30/10	3,161,946
865,000	John Deere Capital Corp. (c)	0.751%	08/19/10	866,678
935,000	John Deere Capital Corp. (c)	0.951%	01/18/11	940,167
				4,968,791
Health Care (4.7%)
Drugs (1.6%)
1,660,000	Pfizer, Inc. (c)	2.207%	03/15/11	1,691,939

Insurance (3.1%)
3,295,000	New York Life Global Funding (c) (f)	0.248%	04/01/11	3,295,000
	Total Corporate Bonds & Notes (cost: $32,020,184)			32,020,184

U.S. Government Obligations (36.4%)
Discount Notes (36.4%)
2,500,000	Federal Home Loan Mortgage Corp.	0.100%	05/27/10	2,499,378
1,500,000	Federal Home Loan Mortgage Corp.	0.110%	04/01/10	1,500,000
1,500,000	Federal Home Loan Mortgage Corp.	0.120%	04/15/10	1,499,945
2,500,000	Federal Home Loan Mortgage Corp.	0.120%	04/19/10	2,499,875
1,500,000	Federal Home Loan Mortgage Corp.	0.120%	04/27/10	1,499,870
2,000,000	Federal Home Loan Mortgage Corp.	0.130%	04/13/10	1,999,923
1,000,000	Federal Home Loan Mortgage Corp.	0.130%	04/16/10	999,950

See accompanying notes to investments in securities.

Principal		Rate	Maturity	Market Value(a)
U.S. Government Obligations—continued
Discount Notes—continued
$2,000,000	Federal Home Loan Mortgage Corp.	0.130%	04/20/10	$1,999,868
2,500,000	Federal Home Loan Mortgage Corp.	0.140%	05/21/10	2,499,479
250,000	Federal Home Loan Mortgage Corp.	0.150%	05/04/10	249,973
2,000,000	Federal Home Loan Mortgage Corp.	0.150%	05/24/10	1,999,588
2,000,000	Federal Home Loan Mortgage Corp.	0.160%	05/10/10	1,999,707
1,500,000	Federal Home Loan Mortgage Corp.	0.160%	06/01/10	1,499,644
1,500,000	Federal Home Loan Mortgage Corp.	0.180%	06/02/10	1,499,612
1,500,000	Federal Home Loan Mortgage Corp.	0.220%	06/07/10	1,499,525
1,000,000	Federal National Mortgage Assoc.	0.070%	04/09/10	999,986
2,000,000	Federal National Mortgage Assoc.	0.080%	04/14/10	1,999,949
2,000,000	Federal National Mortgage Assoc.	0.090%	04/07/10	1,999,977
1,750,000	Federal National Mortgage Assoc.	0.120%	04/22/10	1,749,898
1,500,000	Federal National Mortgage Assoc.	0.120%	04/26/10	1,499,885
1,500,000	Federal National Mortgage Assoc.	0.140%	04/28/10	1,499,848
2,000,000	Federal National Mortgage Assoc.	0.160%	05/05/10	1,999,736
1,000,000	Federal National Mortgage Assoc.	0.160%	05/06/10	999,864
	Total U.S. Government Obligations (cost: $38,495,480)			38,495,480

Other Short-Term Investments (10.6%)
Asset-Backed Securities (10.6%)
1,372,647	Ally Auto Receivables Trust - 144A Issue (d)	0.305%	11/15/10	1,372,647
390,097	Ally Auto Receivables Trust - 144A Issue (d)	0.396%	09/15/10	390,097
51,099	AmeriCredit Automobile Receivables Trust	0.838%	07/15/10	51,099
212,977	Americredit Prime Automobile Receivable	0.331%	11/15/10	212,977
717,513	Bank of America Auto Trust - 144A Issue (d)	0.262%	02/15/11	717,513
393,597	Bank of America Auto Trust - 144A Issue (d)	0.396%	09/15/10	393,597
1,140,000	Bank of America NA (c)	0.458%	12/23/10	1,142,443
321,952	Chrysler Financial Auto Securitization Trust	1.012%	07/15/10	321,952
553,731	CitiFinancial Auto Issuance Trust - 144A Issue (d)	0.327%	10/15/10	553,731
671,217	CNH Equipment Trust	0.421%	12/03/10	671,217
1,447,792	Ford Credit Auto Lease Trust - 144A Issue (d)	0.283%	02/15/11	1,447,792
115,015	Ford Credit Auto Owner Trust - 144A Issue (d)	0.357%	09/15/10	115,015
941,653	Harley-Davidson Motorcycle Trust	0.286%	12/15/10	941,653
1,125,978	Harley-Davidson Motorcycle Trust	0.347%	10/15/10	1,125,978
1,681,662	World Omni Auto Receivables Trust	0.233%	02/15/11	1,681,662
	Total Other Short-Term Investments (cost: $11,139,373)			11,139,373

Shares
Investment Companies (2.9%)
2,000,000	Federated Government Obligations Fund, current rate 0.030%			2,000,000
1,062,406	Wells Fargo & Company, current rate 0.010%			1,062,406
	Total Investment Companies (cost: $3,062,406)			3,062,406
	Total investments in securities (cost: $105,669,682) (g)			$105,669,682
	Liabilities in excess of cash and other assets (.0%)			12,022
	Total net assets (100.0%)			$105,681,704

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 14.4% of the Portfolio’s net assets as of March 31, 2010.

(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	The Portfolio held 3.4% of net assets in foreign securities at March 31, 2010.
(f)	Represents ownership in an illiquid security. Information concerning the illiquid securities held at March 31, 2010, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
New York Life Global Funding *	3/26/2010	3,295,000
		$3,295,000

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(g)	Also represents the cost of securities for federal income tax purposes at March 31, 2010.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (93.1%)
Government Obligations (76.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (10.6%)
$195,601		3.413%	05/25/19	$198,267
1,744,706	(b)	5.000%	04/15/17	1,804,621
536,649		5.000%	03/01/23	559,492
339,844		5.000%	05/15/31	354,559
635,625		5.000%	08/01/35	658,121
878,602	(b)	5.000%	11/01/35	909,699
499,596		5.000%	03/01/40	516,498
500,000		5.000%	03/01/40	516,915
476,431	(b)	5.500%	06/01/20	513,044
493,749		5.500%	10/01/20	531,692
796,136		5.500%	11/01/23	847,401
290,223	(b)	5.500%	05/01/34	310,635
482,179	(b)	5.500%	05/01/34	515,990
567,744		6.000%	09/01/22	613,326
1,009,460	(b)	6.000%	11/01/33	1,096,225
1,745,000	(c)	6.000%	04/01/38	1,872,331
489,245		6.250%	12/15/23	531,824
242,670		6.500%	11/01/32	267,547
				12,618,187
Federal National Mortgage Association (FNMA) (51.6%)
617,408		3.500%	06/25/33	625,240
414,119		4.500%	11/01/23	430,766
3,490,000	(c)	4.500%	04/01/25	3,619,786
400,000		4.750%	12/15/10	411,724
704,086		5.000%	05/01/18	750,791
402,957	(b)	5.000%	10/01/20	428,761
1,884,606	(b)	5.000%	11/01/33	1,955,431
2,146,489		5.000%	03/01/34	2,223,802
1,344,072		5.000%	03/01/34	1,392,483
451,610		5.000%	05/01/34	467,876
439,276		5.000%	12/01/34	455,784
1,419,098		5.000%	07/01/35	1,470,211
939,445		5.000%	07/01/35	974,750
970,679		5.000%	07/01/35	1,005,642
979,936		5.000%	06/01/39	1,012,169
408,689		5.500%	01/01/17	440,159
454,819		5.500%	02/01/18	492,201
1,002,062	(b)	5.500%	03/01/18	1,080,477
605,000	(c)	5.500%	04/01/18	647,066
591,154		5.500%	08/01/23	628,380
657,202		5.500%	02/01/24	698,588
1,546,268	(b)	5.500%	04/01/33	1,651,839

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
Federal National Mortgage Association (FNMA)—continued
$231,246		5.500%	05/01/33	$245,414
326,036		5.500%	05/01/33	348,305
1,808,775	(b)	5.500%	10/01/33	1,919,589
148,476		5.500%	01/01/34	157,572
149,304	(b)	5.500%	01/01/34	158,452
270,610		5.500%	02/01/34	287,189
2,470,493		5.500%	03/01/34	2,645,427
1,959,447	(b)	5.500%	04/01/34	2,098,106
780,470		5.500%	04/01/34	826,579
387,595		5.500%	04/01/34	410,493
180,757		5.500%	05/01/34	191,435
834,839		5.500%	09/01/34	891,264
662,633		5.500%	10/01/34	701,779
899,331		5.500%	01/01/35	952,461
511,677		5.500%	02/01/35	546,148
539,879		5.500%	02/01/35	571,774
640,666		5.500%	08/01/35	680,116
229,314		5.500%	10/01/35	245,295
1,858,807	(b)	5.500%	09/01/36	1,968,621
166,967		5.500%	05/01/38	176,169
117,776		6.000%	09/01/32	130,505
1,110,877		6.000%	10/01/32	1,224,463
278,650		6.000%	10/01/32	308,538
141,270		6.000%	11/01/32	156,384
881,929		6.000%	11/01/32	975,907
329,406		6.000%	03/01/33	363,958
838,590		6.000%	03/01/33	926,815
425,383		6.000%	04/01/33	461,613
369,203		6.000%	12/01/33	400,648
460,012		6.000%	08/01/34	496,317
272,481		6.000%	09/01/34	293,986
106,318		6.000%	11/01/34	114,709
1,393,406		6.000%	12/01/34	1,503,375
1,260,000	(c)	6.000%	04/01/35	1,338,357
610,000	(c)	6.000%	05/01/35	650,794
265,524		6.000%	11/01/36	283,410
450,405		6.000%	07/01/37	479,195
929,922		6.000%	08/01/37	989,364
779,332		6.000%	09/01/37	829,148
437,666		6.000%	12/01/37	465,642
728,724		6.000%	07/01/38	774,963
739,825		6.000%	12/01/38	787,115
317,808		6.500%	11/01/23	343,089
280,913		6.500%	02/01/32	315,478

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
Federal National Mortgage Association (FNMA)—continued
$212,120		6.500%	02/01/32	$238,220
459,914		6.500%	02/01/32	516,503
350,801		6.500%	04/01/32	386,844
159,528		6.500%	05/01/32	179,157
297,497		6.500%	07/01/32	332,589
940,205		6.500%	07/01/32	1,055,884
24,031		6.500%	09/01/32	26,551
79,622		6.500%	09/01/34	87,474
61,056		6.500%	11/01/34	67,076
646,566		6.500%	03/01/35	714,364
170,000	(c)	6.500%	05/01/35	183,706
315,649		6.500%	02/01/36	343,914
539,477		6.500%	06/01/36	586,268
204,648		6.500%	08/01/37	222,397
1,220,083	(b)	6.500%	09/01/37	1,323,999
487,342		7.000%	09/01/31	550,723
57,111		7.000%	11/01/31	64,570
316,425		7.000%	02/01/32	360,075
56,557	(b)	7.000%	07/01/32	63,957
126,175	(b)	7.000%	10/01/37	140,065
131,139		7.000%	10/01/37	145,575
132,075		7.500%	04/01/31	150,113
				61,239,911
Government National Mortgage Association (GNMA) (13.9%)
14,394,097	(d) (e)	0.036%	03/16/42	27,055
4,994,703	(d) (e)	0.713%	07/16/40	109,357
8,337,428	(d) (e)	0.798%	03/16/34	199,990
16,302,758	(d) (e)	0.845%	06/17/45	519,981
696,124	(b)	4.287%	01/16/30	713,521
496,644		4.385%	08/16/30	508,012
500,000		4.408%	01/16/25	518,031
1,750,000	(c)	4.500%	04/01/40	1,770,508
645,481	(b)	5.000%	05/15/33	676,253
9,410,000	(c)	5.000%	04/01/38	9,780,519
219,080		5.000%	12/15/39	228,223
747,803	(b)	5.500%	07/15/38	792,411
560,788		5.500%	10/15/38	594,240
				16,438,101
Vendee Mortgage Trust (0.1%)
113,189		7.793%	02/15/25	124,685
	Total government obligations (cost: $88,768,674)			90,420,884

Asset-Backed Securities (7.3%)
338,103	ABFS Mortgage Loan Trust (f)	7.490%	12/25/31	138,466

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$152,176	BankAmerica Manufactured Housing Contract Trust (e)	7.015%	01/10/28	$152,171
1,870,605	BankAmerica Manufactured Housing Contract Trust (b)	7.800%	10/10/26	1,876,540
340,015	Centex Home Equity (f)	5.048%	06/25/35	326,095
595,000	Citibank Omni Master Trust - 144A Issue (g)	4.900%	11/15/18	606,804
34,258	Conseco Financial Corp. (e)	7.950%	08/15/25	34,406
161,128	Conseco Financial Corp.	8.300%	11/15/19	158,401
185,102	Conseco Financial Corp. (b)	8.400%	06/15/19	186,930
1,080,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (e) (h) (j)	4.800%	12/15/35	808,143
1,237,397	Countrywide Asset-Backed Certificates (f)	6.518%	01/25/29	304,315
162,775	Credit-Based Asset Servicing and Securitization LLC (f)	5.109%	05/25/35	161,856
843,337	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (b) (f) (g)	5.970%	10/25/36	850,534
875,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (g)	5.997%	01/25/35	234,724
220,000	Ford Credit Auto Owner Trust - 144A Issue (h)	7.050%	12/15/13	236,039
525,000	Harley-Davidson Motorcycle Trust	1.160%	10/15/12	526,444
18,429	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	18,369
448,025	Origen Manufactured Housing	4.750%	08/15/21	449,414
500,000	Origen Manufactured Housing	5.910%	01/15/37	480,199
515,000	Origen Manufactured Housing	5.605%	05/15/22	519,020
471,257	Residential Asset Mortgage Products, Inc. (e)	5.145%	01/25/35	109,418
369,908	Residential Asset Mortgage Products, Inc. (f)	5.597%	12/25/33	215,368
253,194	Vanderbilt Mortgage Finance (e)	6.555%	03/07/23	257,472
	Total asset-backed securities (cost: $11,259,442)			8,651,128

Other Mortgage-Backed Securities (9.6%)
Collateralized Mortage Obligations/Mortgage Revenue Bonds (5.7%)
587,881	Banc of America Alternative Loan Trust (e)	6.207%	05/25/46	3,253
1,245,605	Banc of America Funding Corp. (b)	6.500%	07/20/32	1,009,808
410,965	Bear Stearns Mortgage Securities, Inc. (j)	8.000%	11/25/29	434,532
10,000	BHN I Mortgage Fund - 144A Issue (e) (h) (i) (j) (k)	1.696%	03/25/11	50
425	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.540%	05/31/17	—
50,980	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.916%	07/25/09	—
900,671	BlackRock Capital Finance LP - 144A Issue (g) (j)	7.750%	09/25/26	332,894
609,346	Global Mortgage Securitization Ltd. (k)	5.250%	04/25/32	444,819
446,381	Global Mortgage Securitization Ltd. (e) (k)	5.401%	04/25/32	182,277
460,963	Global Mortgage Securitization Ltd. - 144A Issue (h) (k)	5.250%	11/25/32	353,202
987,779	Global Mortgage Securitization Ltd. - 144A Issue (h) (k)	5.250%	11/25/32	736,224
349,745	JPMorgan Mortgage Trust (e)	3.424%	11/25/33	235,765
969,669	JPMorgan Mortgage Trust (e)	4.247%	07/25/35	51,432
928,288	JPMorgan Mortgage Trust	6.187%	08/25/36	15,777
160,379	Morgan Stanley Dean Witter Capital I (e)	6.496%	04/25/17	124,325
27,183	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	25,277
81,318	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	63,948
13,403	Prudential Home Mortgage Securities - 144A Issue (e) (g)	8.000%	09/28/24	8,973

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
Collateralized Mortage Obligations/Mortgage Revenue Bonds—continued
$669,002	RESI Finance LP - 144A Issue (e) (h) (j) (k)	1.630%	09/10/35	$406,210
1,285,472	Residential Accredit Loans, Inc.	5.750%	06/25/33	773,385
85,177	Residential Accredit Loans, Inc. - 144A Issue (g)	6.250%	03/25/14	68,966
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (e)	5.400%	11/25/35	186,379
22,067	Structured Asset Mortgage Investments, Inc. (e)	5.244%	04/30/30	14,120
14,282	Structured Asset Mortgage Investments, Inc. (e)	5.244%	04/30/30	8,892
734,359	Structured Asset Securities Corp.	5.250%	08/25/33	450,224
1,982,750	Structured Asset Securities Corp. (f)	6.000%	06/25/34	766,397
101,480	Structured Asset Securities Corp. (f)	6.290%	11/25/32	32,482
				6,729,611
Commercial Mortage-Backed Securities (3.9%)
762,947	Asset Securitization Corp. (d) (h)	2.433%	08/13/27	110,642
1,149,325	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	162,626
6,732,486	Asset Securitization Corp. - 144A Issue (d) (e) (g)	1.458%	10/13/26	117,886
725,000	Bear Stearns Commercial Mortgage Securities	6.500%	02/15/32	644,589
98,925	Commercial Mortgage Asset Trust (e)	7.546%	11/17/32	99,466
450,000	Commercial Mortgage Pass Through Certificates - 144A Issue (e) (g)	5.570%	02/05/19	339,040
77,581	GMAC Commercial Mortgage Sec. (h) (j)	5.940%	07/01/13	80,932
1,219,064	Hometown Commercial Mortgage - 144A Issue (h)	5.506%	11/11/38	588,551
227,226	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	230,742
3,764,150	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (e) (h) (j)	2.009%	12/05/27	465,225
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (e) (g)	4.846%	02/15/37	194,540
515,000	LB-UBS Commercial Mortgage Trust - 144A Issue (g)	6.647%	07/14/16	530,822
532,914	Morgan Stanley Capital I	4.690%	06/13/41	537,270
9,624,162	Multi Security Asset Trust - 144A Issue (d) (e) (h)	1.150%	11/28/35	156,489
330,000	Multi Security Asset Trust - 144A Issue (e) (h)	5.880%	11/28/35	20,625
660,000	Multi Security Asset Trust - 144A Issue (e) (h)	5.880%	11/28/35	41,250
355,000	Wachovia Bank Commercial Mortgage Trust (f)	5.418%	01/15/45	359,861
				4,680,556
	Total other mortgage-backed securities (cost: $22,941,294)			11,410,167
	Total long-term debt securities (cost: $122,969,410)			110,482,179

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (24.4%)
Investment Companies (24.4%)
3,000,000	AIM STIT-Government & Agency Portfolio, current rate 0.020%	$3,000,000
5,524,379	Dreyfus Treasury Cash Management Fund, current rate 0.000%	5,524,379
8,500,000	Federated Government Obligations Fund, current rate 0.010%	8,500,000
12,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.040%	12,000,000
	Total short-term securities (cost: $29,024,379)	29,024,379
	Total investments in securities (cost: $ 151,993,789) (l)	$139,506,558
	Liabilities in excess of cash and other assets (-17.5%)	(20,780,485)
	Total net assets (100.0%)	$118,726,073

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Security pledged as collateral for when-issued purchase commitment outstanding as of March 31, 2010.
(c)	At March 31, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $19,910,188.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Variable rate security.
(f)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)

Represents ownership in an illiquid security. (See Note 3 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at March 31, 2010, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Asset Securitization Corp. †	Various	72,651
BHN I Mortgage Fund - 144A Issue *	5/18/00	375
BHN I Mortgage Fund - 144A Issue *	9/06/02	1,078
BHN I Mortgage Fund - 144A Issue *	Various	61,062
Countryplace Manufactured Housing Contract Trust - 144A Issue *	6/29/05	1,079,864
Ford Credit Auto Owner Trust - 144A Issue *	6/19/07	219,960
GMAC Commercial Mortgage Sec. †	Various	73,934
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	458,711
Global Mortgage Securitization Ltd. - 144A Issue *	11/24/04	977,773
Hometown Commercial Mortgage - 144A Issue *	11/28/06	1,231,236
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue	03/22/10	510,806
Multi Security Asset Trust - 144A Issue *	2/24/05	390,991
Multi Security Asset Trust - 144A Issue *	2/24/05	331,260
Multi Security Asset Trust - 144A Issue *	2/24/05	644,938
RESI Finance LP - 144A Issue *	6/01/06	680,919
		$6,735,558

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(i)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(j)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(k)	The portfolio held 1.8% of net assets in foreign securities at March 31, 2010.
(l)	At March 31, 2010 the cost of securities for federal income tax purposes was $152,083,105. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,025,139
Gross unrealized depreciation	(15,601,686)
Net unrealized depreciation	$(12,576,547)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (97.5%)
Basic Materials (3.2%)
Chemicals (1.4%)
8,900	Air Products & Chemicals, Inc.	$658,155
3,510	Airgas, Inc.	223,306
2,080	CF Industries Holdings, Inc.	189,654
3,108	Eastman Chemical Co.	197,918
9,948	Ecolab, Inc.	437,215
38,057	EI du Pont de Nemours & Co.	1,417,243
3,010	FMC Corp.	182,225
3,277	International Flavors & Fragrances, Inc.	156,215
6,984	PPG Industries, Inc.	456,754
12,898	Praxair, Inc.	1,070,534
5,146	Sigma-Aldrich Corp.	276,134
48,434	The Dow Chemical Co.	1,432,193
		6,697,546
Construction (0.1%)
5,305	Vulcan Materials Co.	250,608

Containers-Metal/Glass (0.1%)
7,063	Owens-Illinois, Inc. (b)	251,019

Iron and Steel (0.4%)
4,605	AK Steel Holding Corp.	105,270
4,150	Allegheny Technologies, Inc.	224,059
5,694	Cliffs Natural Resources, Inc.	403,989
13,260	Nucor Corp.	601,739
6,079	United States Steel Corp.	386,138
		1,721,195
Mining (0.7%)
42,959	Alcoa, Inc.	611,736
18,129	Freeport-McMoRan Copper & Gold, Inc.	1,514,497
20,673	Newmont Mining Corp.	1,052,876
3,518	Titanium Metals Corp. (b)	58,364
		3,237,473
Paper and Forest (0.5%)
4,554	Bemis Co., Inc.	130,791
18,235	International Paper Co.	448,763
17,529	Kimberly-Clark Corp.	1,102,224
7,175	MeadWestvaco Corp.	183,321
6,818	Plum Creek Timber Co., Inc.	265,288
8,885	Weyerhaeuser Co.	402,224
		2,532,611
Capital Goods (7.7%)
Aerospace & Defense (2.3%)
16,241	General Dynamics Corp.	1,253,805
5,261	Goodrich Corp.	371,006
4,910	L-3 Communications Holdings, Inc.	449,903
13,279	Lockheed Martin Corp.	1,105,078
12,748	Northrop Grumman Corp.	835,886
15,962	Raytheon Co.	911,750
6,578	Rockwell Collins, Inc.	411,717
31,873	The Boeing Co.	2,314,299
39,429	United Technologies Corp.	2,902,369
		10,555,813
Containers-Metal/Glass (0.0%)
3,948	Ball Corp.	210,744

Electrical Equipment (2.2%)
31,682	Emerson Electric Co.	1,594,872
449,262	General Electric Co.	8,176,569
5,691	Molex, Inc.	118,714
		9,890,155
Engineering/Construction (0.5%)
26,305	Caterpillar, Inc.	1,653,269
7,497	Fluor Corp.	348,686
5,210	Jacobs Engineering Group, Inc. (b)	235,440
8,820	Quanta Services, Inc. (b)	168,991
		2,406,386
Machinery (0.3%)
17,853	Deere & Co.	1,061,539
2,373	Flowserve Corp.	261,671
3,900	Roper Industries, Inc.	225,576
		1,548,786
Manufacturing (1.9%)
29,968	3M Co.	2,504,426
8,478	Cummins, Inc.	525,212
11,062	Danaher Corp.	883,964
7,815	Dover Corp.	365,351
6,947	Eaton Corp.	526,374
32,192	Honeywell International, Inc.	1,457,332
16,289	Illinois Tool Works, Inc.	771,447
7,667	ITT Corp.	411,028
6,250	Leggett & Platt, Inc.	135,250
4,895	Pall Corp.	198,199
6,727	Parker Hannifin Corp.	435,506
6,652	Sealed Air Corp.	140,224

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
11,425	Textron, Inc.	$242,553
		8,596,866
Metal Fabrication (0.2%)
5,966	Precision Castparts Corp.	755,952

Waste Management (0.3%)
13,635	Republic Services, Inc.	395,688
3,572	Stericycle, Inc. (b)	194,674
20,420	Waste Management, Inc.	703,060
		1,293,422
Communication Services (5.1%)
Broadcasting (0.9%)
28,507	CBS Corp. - Class B	397,387
119,478	Comcast Corp. - Class A (c)	2,248,576
39,375	The DIRECTV Group, Inc. - Class A (b)	1,331,269
		3,977,232
Computer Services & Software (0.1%)
7,882	Red Hat, Inc. (b)	230,706
7,724	VeriSign, Inc. (b)	200,901
		431,607
Media (0.1%)
11,938	Discovery Communications, Inc. (b)	403,385

Publishing (0.0%)
3,767	Scripps Networks Interactive, Inc. - Class A	167,067

Service (0.1%)
4,628	Salesforce.com, Inc. (b)	344,555

Telecommunication (1.4%)
16,955	American Tower Corp. - Class A (b)	722,453
65,638	Corning, Inc.	1,326,544
5,478	Harris Corp.	260,150
9,363	JDS Uniphase Corp. (b)	117,318
10,986	MetroPCS Communications, Inc. (b)	77,781
97,385	Motorola, Inc. (b)	683,643
70,763	QUALCOMM, Inc.	2,971,338
16,183	Tellabs, Inc.	122,505
		6,281,732
Telephone (2.5%)
248,511	AT&T, Inc.	6,421,524
12,548	CenturyTel, Inc.	444,952
13,150	Frontier Communications Corp.	97,836
62,652	Qwest Communications International, Inc.	327,044
125,363	Sprint Nextel Corp. (b)	476,379
119,400	Verizon Communications, Inc.	3,703,788
19,238	Windstream Corp.	209,502
		11,681,025
Consumer Cyclical (9.0%)
Auto (0.6%)
141,823	Ford Motor Co. (b)	1,782,715
28,284	Johnson Controls, Inc.	933,089
10,194	The Goodyear Tire & Rubber Co. (b)	128,852
		2,844,656
Building Materials (0.1%)
15,106	Masco Corp.	234,445

Distribution Durables (0.2%)
5,562	Fastenal Co.	266,921
6,677	Genuine Parts Co.	282,103
2,586	WW Grainger, Inc.	279,598
		828,622
Entertainment (0.1%)
12,489	International Game Technology	230,422
2,958	Wynn Resorts Ltd.	224,305
		454,727
Hardware and Tools (0.1%)
2,438	Snap-On, Inc.	105,663
6,628	Stanley Black & Decker, Inc.	380,513
		486,176
Home Builders (0.1%)
11,646	DR Horton, Inc.	146,740
6,754	Lennar Corp. - Class A	116,236
13,321	Pulte Homes, Inc. (b)	149,861
		412,837
Housewares (0.1%)
3,202	Whirlpool Corp.	279,375

Leisure (0.3%)
18,275	Carnival Corp.	710,532
9,865	Harley-Davidson, Inc.	276,910
5,156	Hasbro, Inc.	197,372

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
15,267	Mattel, Inc.	$347,172
		1,531,986
Lodging-Hotel (0.2%)
10,682	Marriott International, Inc. - Class A	336,697
7,850	Starwood Hotels & Resorts Worldwide, Inc.	366,124
7,493	Wyndham Worldwide Corp.	192,795
		895,616
Photography/Imagery (0.0%)
11,301	Eastman Kodak Co. (b)	65,433

Publishing (0.5%)
9,943	Gannett Co., Inc.	164,258
1,556	Meredith Corp.	53,542
94,880	News Corp. - Class A	1,367,221
13,287	The McGraw-Hill Cos., Inc.	473,682
4,810	The New York Times Co. - Class A (b)	53,535
280	The Washington Post Co. - Class B	124,370
		2,236,608
Retail (5.8%)
3,734	Abercrombie & Fitch Co. - Class A	170,420
14,413	Amazon.com, Inc. (b)	1,956,277
3,790	AutoNation, Inc. (b)	68,523
1,298	AutoZone, Inc. (b)	224,671
11,032	Bed Bath & Beyond, Inc. (b)	482,760
14,421	Best Buy Co., Inc.	613,469
3,453	Big Lots, Inc. (b)	125,758
18,535	Costco Wholesale Corp.	1,106,725
58,549	CVS Caremark Corp.	2,140,551
5,834	Family Dollar Stores, Inc.	213,583
6,838	GameStop Corp. - Class A (b)	149,821
71,597	Home Depot, Inc.	2,316,163
9,927	JC Penney Co., Inc.	319,352
12,910	Kohl’s Corp. (b)	707,210
61,981	Lowe’s Cos., Inc.	1,502,419
11,263	Ltd. Brands, Inc.	277,295
17,727	Macy’s, Inc.	385,917
16,420	NIKE, Inc. - Class B	1,206,870
6,925	Nordstrom, Inc.	282,886
5,760	O’Reilly Automotive, Inc. (b)	240,250
11,568	Office Depot, Inc. (b)	92,313
2,418	Polo Ralph Lauren Corp.	205,627
5,196	RadioShack Corp.	117,585
5,192	Ross Stores, Inc.	277,616
2,063	Sears Holdings Corp. (b)	223,691
30,675	Staples, Inc.	717,488
31,677	Target Corp.	1,666,210
20,046	The Gap, Inc.	463,263
3,875	The Sherwin-Williams Co.	262,260
5,264	Tiffany & Co.	249,987
17,672	TJX Cos., Inc.	751,413
5,386	Urban Outfitters, Inc. (b)	204,830
89,841	Wal-Mart Stores, Inc.	4,995,160
41,481	Walgreen Co.	1,538,530
		26,256,893
Services (0.6%)
47,585	eBay, Inc. (b)	1,282,416
8,861	Expedia, Inc.	221,171
20,457	Interpublic Group of Cos., Inc. (b)	170,202
5,257	Monster Worldwide, Inc. (b)	87,319
13,071	Omnicom Group, Inc.	507,285
1,932	priceline.com, Inc. (b)	492,660
6,257	Robert Half International, Inc.	190,400
		2,951,453
Textiles (0.2%)
5,492	Cintas Corp.	154,271
13,229	Coach, Inc.	522,810
3,775	VF Corp.	302,566
		979,647
Trucks and Parts (0.1%)
15,335	PACCAR, Inc.	664,619

Consumer Staples (11.2%)
Agricultural Products (0.5%)
27,056	Archer-Daniels-Midland Co.	781,918
22,976	Monsanto Co.	1,640,946
		2,422,864
Beverages (2.5%)
4,576	Brown-Forman Corp. - Class B	272,043
13,410	Coca-Cola Enterprises, Inc.	370,921
8,378	Constellation Brands, Inc. - Class A (b)	137,734
10,699	Dr Pepper Snapple Group, Inc.	376,284

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
6,679	Molson Coors Brewing Co. - Class B	$280,919
68,810	PepsiCo, Inc.	4,552,469
97,059	The Coca-Cola Co.	5,338,245
		11,328,615
Entertainment (0.8%)
81,665	The Walt Disney Co.	2,850,925
25,572	Viacom, Inc. - Class B (b)	879,166
		3,730,091
Food (1.8%)
7,941	Campbell Soup Co.	280,714
18,669	ConAgra Foods, Inc.	468,032
7,573	Dean Foods Co. (b)	118,820
13,884	General Mills, Inc.	982,848
13,315	HJ Heinz Co.	607,297
2,930	Hormel Foods Corp.	123,089
10,707	Kellogg Co.	572,075
73,121	Kraft Foods, Inc. - Class A	2,211,179
5,544	McCormick & Co., Inc.	212,668
8,594	Mead Johnson Nutrition Co.	447,146
29,361	Sara Lee Corp.	408,999
24,949	Sysco Corp.	735,996
6,968	The Hershey Co.	298,300
5,011	The JM Smucker Co.	301,963
12,844	Tyson Foods, Inc. - Class A	245,963
		8,015,089
Household Products (0.3%)
4,686	Avery Dennison Corp.	170,617
5,927	Clorox Co.	380,158
6,381	Fortune Brands, Inc.	309,542
11,697	Newell Rubbermaid, Inc.	177,794
5,520	Pactiv Corp. (b)	138,994
		1,177,105
Personal Care (2.3%)
18,000	Avon Products, Inc.	609,660
20,790	Colgate-Palmolive Co.	1,772,555
4,988	The Estee Lauder Cos., Inc. - Class A	323,572
122,300	The Procter & Gamble Co.	7,737,921
		10,443,708
Restaurants (1.1%)
5,859	Darden Restaurants, Inc.	260,960
45,304	McDonald’s Corp.	3,022,683
31,301	Starbucks Corp. (b)	759,675
19,759	Yum! Brands, Inc.	757,363
		4,800,681
Retail (0.3%)
16,370	Safeway, Inc.	406,958
8,912	SUPERVALU, Inc.	148,652
27,364	The Kroger Co.	592,704
7,139	Whole Foods Market, Inc. (b)	258,075
		1,406,389
Services (0.1%)
5,440	Apollo Group, Inc. - Class A (b)	333,418
2,626	DeVry, Inc.	171,215
8,627	RR Donnelley & Sons Co.	184,186
		688,819
Tobacco (1.5%)
87,602	Altria Group, Inc.	1,797,593
6,519	Lorillard, Inc.	490,490
79,200	Philip Morris International, Inc.	4,131,072
7,085	Reynolds American, Inc.	382,448
		6,801,603
Energy (10.8%)
Alternate Source (0.1%)
2,090	First Solar, Inc. (b)	256,339

Mining (0.2%)
9,257	Consol Energy, Inc.	394,904
4,003	Massey Energy Co.	209,317
11,286	Peabody Energy Corp.	515,770
		1,119,991
Oil & Gas (8.4%)
20,740	Anadarko Petroleum Corp.	1,510,494
14,171	Apache Corp.	1,438,357
4,323	Cabot Oil & Gas Corp. - Class A	159,086
27,435	Chesapeake Energy Corp.	648,563
84,564	Chevron Corp.	6,412,488
62,605	ConocoPhillips	3,203,498
16,650	Denbury Resources, Inc. (b)	280,886
18,780	Devon Energy Corp.	1,209,995
10,629	EOG Resources, Inc.	987,859
198,793	Exxon Mobil Corp.	13,315,152
4,450	Helmerich & Payne, Inc.	169,456
12,263	Hess Corp.	767,051
29,807	Marathon Oil Corp.	943,094
8,017	Murphy Oil Corp.	450,475

See accompanying notes to investments in securities.

Shares		Market Value(a)
Energy—continued
11,943	Nabors Industries, Ltd. (b)	$234,441
7,375	Noble Energy, Inc.	538,375
34,188	Occidental Petroleum Corp.	2,890,254
4,900	Pioneer Natural Resources Co.	275,968
6,699	Range Resources Corp.	313,982
4,698	Rowan Cos., Inc. (b)	136,759
14,572	Southwestern Energy Co. (b)	593,372
4,837	Sunoco, Inc.	143,707
23,781	Valero Energy Corp.	468,486
24,562	XTO Energy, Inc.	1,158,835
		38,250,633
Oil and Gas Services (1.6%)
13,074	Baker Hughes, Inc.	612,386
12,357	BJ Services Co.	264,440
10,291	Cameron International Corp. (b)	441,072
2,896	Diamond Offshore Drilling, Inc.	257,194
5,166	FMC Technologies, Inc. (b)	333,878
38,109	Halliburton Co.	1,148,224
17,619	National Oilwell Varco, Inc.	714,979
50,383	Schlumberger, Ltd.	3,197,305
10,418	Smith International, Inc.	446,099
5,843	Tesoro Corp.	81,218
		7,496,795
Pipelines (0.5%)
29,529	El Paso Corp.	320,094
5,543	EQT Corp.	227,263
7,313	Questar Corp.	315,922
27,262	Spectra Energy Corp.	614,213
24,572	The Williams Cos., Inc.	567,613
		2,045,105
Financial (17.1%)
Banks (5.5%)
422,341	Bank of America Corp.	7,538,787
29,081	BB&T Corp.	941,934
7,296	Comerica, Inc.	277,540
33,477	Fifth Third Bancorp	454,952
9,471	First Horizon National Corp. (b)	133,071
19,951	Hudson City Bancorp, Inc.	282,506
30,163	Huntington Bancshares, Inc.	161,975
36,974	KeyCorp	286,549
3,514	M&T Bank Corp.	278,941
22,176	Marshall & Ilsley Corp.	178,517
10,167	Northern Trust Corp.	561,828
15,633	People’s United Financial, Inc.	244,500
21,768	PNC Financial Services Group, Inc.	1,299,550
50,217	Regions Financial Corp.	394,204
20,858	State Street Corp.	941,530
21,025	SunTrust Banks, Inc.	563,260
50,872	The Bank of New York Mellon Corp.	1,570,927
80,563	US Bancorp	2,084,970
218,139	Wells Fargo & Co.	6,788,486
6,332	Zions BanCorp.	138,164
		25,122,191
Commercial Services (0.3%)
5,264	Equifax, Inc.	188,451
14,128	H&R Block, Inc.	251,479
8,245	Moody’s Corp.	245,289
13,543	Paychex, Inc.	415,770
8,282	Total System Services, Inc.	129,696
		1,230,685
Consumer Finance (0.6%)
4,139	Mastercard, Inc. - Class A	1,051,306
18,796	Visa, Inc. - Class A	1,711,000
		2,762,306
Finance-Diversified (1.4%)
50,389	American Express Co.	2,079,050
10,741	Ameriprise Financial, Inc.	487,212
19,127	Capital One Financial Corp.	792,049
2,868	CME Group, Inc.	906,604
22,889	Discover Financial Services	341,046
3,683	Federated Investors, Inc. - Class B	97,158
3,140	IntercontinentalExchange, Inc. (b)	352,245
7,638	Janus Capital Group, Inc.	109,147
7,940	Leucadia National Corp. (b)	196,991
20,417	SLM Corp. (b)	255,621
6,168	The NASDAQ OMX Group, Inc. (b)	130,268
28,748	The Western Union Co.	487,566
		6,234,957
Insurance (3.8%)
19,753	Aflac, Inc.	1,072,390
5,634	American International Group, Inc. (b)	192,345

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
11,236	AON Corp.	$479,890
4,874	Assurant, Inc.	167,568
69,681	Berkshire Hathaway, Inc. - Class B (b)	5,662,975
13,835	Chubb Corp.	717,345
11,524	CIGNA Corp.	421,548
6,850	Cincinnati Financial Corp.	197,965
20,592	Genworth Financial, Inc. - Class A (b)	377,657
16,174	Hartford Financial Services Group, Inc.	459,665
12,727	Lincoln National Corp.	390,719
14,941	Loews Corp.	557,000
22,326	Marsh & McLennan Cos., Inc.	545,201
34,489	MetLife, Inc.	1,494,753
13,451	Principal Financial Group, Inc.	392,904
19,579	Prudential Financial, Inc.	1,184,529
22,592	The Allstate Corp.	729,947
28,276	The Progressive Corp.	539,789
21,624	The Travelers Cos., Inc.	1,166,399
3,513	Torchmark Corp.	187,981
13,994	Unum Group	346,631
14,404	XL Capital, Ltd.	272,236
		17,557,437
Investment Bankers/Brokers (4.2%)
827,340	Citigroup, Inc. (b)	3,350,727
67,029	E*Trade Financial Corp. (b)	110,598
6,224	Franklin Resources, Inc.	690,242
18,054	Invesco, Ltd.	395,563
167,287	JPMorgan Chase & Co.	7,486,095
6,803	Legg Mason, Inc.	195,042
58,867	Morgan Stanley	1,724,214
10,947	T Rowe Price Group, Inc.	601,319
41,163	The Charles Schwab Corp.	769,337
22,159	The Goldman Sachs Group, Inc.	3,780,990
		19,104,127
Real Estate (0.0%)
11,367	CB Richard Ellis Group, Inc. - Class A (b)	180,167

Real Estate Investment Trust-Apartments (0.2%)
4,841	Apartment Investment & Management Co. - Class A	89,123
3,479	AvalonBay Communities, Inc.	300,412
11,869	Equity Residential	464,671
		854,206
Real Estate Investment Trust-Diversified (0.1%)
6,659	Vornado Realty Trust	504,086

Real Estate Investment Trust-Health Care (0.2%)
12,362	HCP, Inc.	407,946
5,202	Health Care REIT, Inc.	235,286
6,551	Ventas, Inc.	311,042
		954,274
Real Estate Investment Trust-Hotels (0.1%)
27,502	Host Hotels & Resorts, Inc.	402,904

Real Estate Investment Trust-Office (0.1%)
5,880	Boston Properties, Inc.	443,587

Real Estate Investment Trust-Regional Mall (0.2%)
12,221	Simon Property Group, Inc.	1,025,342

Real Estate Investment Trust-Self Storage (0.1%)
5,747	Public Storage	528,667

Real Estate Investment Trust-Shopping (0.1%)
16,978	Kimco Realty Corp.	265,536

Real Estate Investment Trust-Warehouse-Industrial (0.1%)
19,966	ProLogis	263,551

Special Services (0.1%)
10,953	NYSE Euronext	324,318

Health Care (11.5%)
Biotechnology (1.2%)
41,234	Amgen, Inc. (b)	2,464,144
11,352	Biogen Idec, Inc. (b)	651,151
19,357	Celgene Corp. (b)	1,199,359
11,182	Genzyme Corp. (b)	579,563
7,582	Life Technologies Corp. (b)	396,311
2,425	Millipore Corp. (b)	256,080
		5,546,608
Drugs (5.6%)
65,375	Abbott Laboratories	3,443,955
12,948	Allergan, Inc.	845,763
11,889	AmerisourceBergen Corp.	343,830
72,175	Bristol-Myers Squibb Co.	1,927,073
15,219	Cardinal Health, Inc.	548,341
7,403	CareFusion Corp. (b)	195,661
3,163	Cephalon, Inc. (b)	214,388
42,727	Eli Lilly & Co.	1,547,572
11,579	Express Scripts, Inc. (b)	1,178,279

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care—continued
12,729	Forest Laboratories, Inc. (b)	$399,181
38,037	Gilead Sciences, Inc. (b)	1,729,923
6,890	Hospira, Inc. (b)	390,319
10,453	King Pharmaceuticals, Inc. (b)	122,927
19,540	Medco Health Solutions, Inc. (b)	1,261,502
131,173	Merck & Co., Inc.	4,899,312
12,891	Mylan, Inc. (b)	292,755
339,810	Pfizer, Inc.	5,827,741
4,475	Watson Pharmaceuticals, Inc. (b)	186,921
		25,355,443
Health Care Diversified (0.1%)
4,378	Laboratory Corp. of America Holdings (b)	331,458

Hospital Management (0.0%)
18,233	Tenet Healthcare Corp. (b)	104,293

Managed Care (1.0%)
18,147	Aetna, Inc.	637,141
6,219	Coventry Health Care, Inc. (b)	153,734
7,120	Humana, Inc. (b)	333,002
11,393	McKesson Corp.	748,748
48,739	UnitedHealth Group, Inc.	1,592,303
18,692	WellPoint, Inc. (b)	1,203,391
		4,668,319
Medical Products/Supplies (3.4%)
25,376	Baxter International, Inc.	1,476,883
9,924	Becton Dickinson and Co.	781,317
63,637	Boston Scientific Corp. (b)	459,459
4,004	CR Bard, Inc.	346,827
6,197	DENTSPLY International, Inc.	215,965
1,645	Intuitive Surgical, Inc. (b)	572,674
115,872	Johnson & Johnson	7,554,854
46,512	Medtronic, Inc.	2,094,435
3,893	Patterson Cos., Inc.	120,878
13,702	St Jude Medical, Inc. (b)	562,467
11,900	Stryker Corp.	680,918
5,242	Varian Medical Systems, Inc. (b)	290,040
8,954	Zimmer Holdings, Inc. (b)	530,077
		15,686,794
Special Services (0.2%)
4,345	DaVita, Inc. (b)	275,473
6,328	Quest Diagnostics, Inc.	368,859
		644,332
Technology (16.9%)
Aerospace/Defense (0.1%)
12,836	SAIC, Inc. (b)	227,197

Computer Hardware (5.3%)
38,182	Apple, Inc. (b) (c)	8,970,097
72,500	Dell, Inc. (b)	1,088,225
99,121	Hewlett-Packard Co.	5,268,281
54,696	International Business Machines Corp.	7,014,762
3,232	Lexmark International, Inc. - Class A (b)	116,611
8,706	Pitney Bowes, Inc.	212,862
9,602	SanDisk Corp. (b)	332,517
7,019	Teradata Corp. (b)	202,779
9,582	Western Digital Corp. (b)	373,602
56,924	Xerox Corp.	555,009
		24,134,745
Computer Networking (3.0%)
7,173	Akamai Technologies, Inc. (b)	225,304
241,082	Cisco Systems, Inc. (b)	6,275,364
10,251	Google, Inc. - Class A (b)	5,812,420
22,124	Juniper Networks, Inc. (b)	678,764
50,113	Yahoo!, Inc. (b)	828,368
		13,820,220
Computer Peripherals (0.3%)
86,431	EMC Corp. (b)	1,559,215

Computer Services & Software (4.8%)
22,068	Adobe Systems, Inc. (b)	780,545
9,666	Autodesk, Inc. (b)	284,374
21,256	Automatic Data Processing, Inc.	945,254
7,689	BMC Software, Inc. (b)	292,182
16,641	CA, Inc.	390,564
7,766	Citrix Systems, Inc. (b)	368,652
12,529	Cognizant Technology Solutions Corp. - Class A (b)	638,729
6,470	Computer Sciences Corp. (b)	352,550
9,575	Compuware Corp. (b)	80,430
13,736	Electronic Arts, Inc. (b)	256,314
13,834	Fidelity National Information Services, Inc.	324,269
6,699	McAfee, Inc. (b)	268,831
321,280	Microsoft Corp. (b)	9,403,866
14,511	NetApp, Inc. (b)	472,478
14,643	Novell, Inc. (b)	87,712
164,581	Oracle Corp.	4,228,086

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
33,947	Symantec Corp. (b)	$574,383
14,845	Time Warner Cable, Inc. - Class A	791,387
48,431	Time Warner, Inc.	1,514,437
		22,055,043
Electrical Equipment (0.1%)
8,104	Jabil Circuit, Inc.	131,204
6,032	Rockwell Automation, Inc. (b)	339,963
		471,167
Electrical Instruments (0.5%)
14,671	Agilent Technologies, Inc. (b)	504,536
7,291	Amphenol Corp. - Class A	307,607
6,342	FLIR Systems, Inc. (b)	178,844
2,861	Harman International Industries, Inc. (b)	133,838
4,938	PerkinElmer, Inc.	118,018
17,241	Thermo Fisher Scientific, Inc. (b)	886,877
3,941	Waters Corp. (b)	266,175
		2,395,895
Electronic Component-Semiconductor (2.5%)
23,772	Advanced Micro Devices, Inc. (b)	220,366
12,457	Altera Corp.	302,830
12,534	Analog Devices, Inc.	361,230
56,553	Applied Materials, Inc.	762,334
18,155	Broadcom Corp. - Class A	602,383
232,592	Intel Corp.	5,177,498
7,228	KLA-Tencor Corp.	223,490
9,385	Linear Technology Corp.	265,408
27,644	LSI Corp. (b)	169,181
9,504	MEMC Electronic Materials, Inc. (b)	145,696
7,705	Microchip Technology, Inc.	216,973
35,817	Micron Technology, Inc. (b)	372,139
9,959	National Semiconductor Corp.	143,908
3,963	Novellus Systems, Inc. (b)	99,075
23,364	NVIDIA Corp. (b)	406,066
4,719	QLogic Corp. (b)	95,796
7,434	Teradyne, Inc. (b)	83,038
52,290	Texas Instruments, Inc.	1,279,536
11,648	Xilinx, Inc.	297,024
		11,223,971
Services-Data Processing (0.3%)
2,140	Dun & Bradstreet Corp.	159,259
6,413	Fiserv, Inc. (b)	325,524
13,217	Intuit, Inc. (b)	453,872
7,594	Iron Mountain, Inc.	208,075
		1,146,730
Transportation (1.8%)
Air Freight (0.9%)
7,013	CH Robinson Worldwide, Inc.	391,676
13,176	FedEx Corp.	1,230,639
41,805	United Parcel Service, Inc. - Class B	2,692,660
		4,314,975
Airlines (0.1%)
31,295	Southwest Airlines Co.	413,720

Railroads (0.7%)
16,423	CSX Corp.	835,931
15,540	Norfolk Southern Corp.	868,530
21,276	Union Pacific Corp.	1,559,531
		3,263,992
Transport Services (0.1%)
8,915	Expeditors International of Washington, Inc.	329,142

Trucking (0.0%)
2,249	Ryder System, Inc.	87,171

Utilities (3.2%)
Electric Companies (2.9%)
7,108	Allegheny Energy, Inc.	163,484
9,972	Ameren Corp.	260,070
20,129	American Electric Power Co., Inc.	688,009
16,495	CenterPoint Energy, Inc.	236,868
9,661	CMS Energy Corp.	149,359
11,829	Consolidated Edison, Inc.	526,864
8,441	Constellation Energy Group, Inc.	296,364
25,268	Dominion Resources, Inc.	1,038,768
6,909	DTE Energy Co.	308,141
55,129	Duke Energy Corp.	899,705
13,718	Edison International	468,744
7,932	Entergy Corp.	645,268
27,785	Exelon Corp.	1,217,261
12,835	FirstEnergy Corp.	501,720
17,404	FPL Group, Inc.	841,135
3,206	Integrys Energy Group, Inc.	151,900
11,623	NiSource, Inc.	183,643

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities—continued
7,359	Northeast Utilities	$203,403
9,320	Pepco Holdings, Inc.	159,838
15,635	PG&E Corp.	663,237
4,253	Pinnacle West Capital Corp.	160,466
15,876	PPL Corp.	439,924
11,987	Progress Energy, Inc.	471,808
21,303	Public Service Enterprise Group, Inc.	628,865
4,677	SCANA Corp.	175,809
34,542	Southern Co.	1,145,413
8,987	TECO Energy, Inc.	142,803
28,146	The AES Corp. (b)	309,606
19,227	Xcel Energy, Inc.	407,612
		13,486,087
Independent Power Producer (0.1%)
11,027	NRG Energy, Inc. (b)	230,464

Natural Gas (0.1%)
1,843	Nicor, Inc.	77,259
4,440	Oneok, Inc.	202,686
10,377	Sempra Energy	517,812
		797,757
Utilities Diversified (0.1%)
4,940	Wisconsin Energy Corp.	244,085

Total Common Stocks (cost: $236,211,445)		444,639,263

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (2.4%)
Investment Company (2.4%)
10,918,702	Wells Fargo & Co. , current rate 0.010%	$10,918,702
	Total Short-Term Investments (cost: $10,918,702)	10,918,702
	Total investments in securities (cost: $247,130,147) (d)	$455,557,965
	Cash and other assets in excess of liabilities (0.1%)	392,292
	Total net assets (100.0%)	$455,950,257

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On March 31, 2010, securities with an aggregate market value of $8,509,450 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	June 2010	130	Long	$146,310	—
S&P 500®	June 2010	10	Long	54,308	—
		140		$200,618	$0

(d)	At March 31, 2010 the cost of securities for federal income tax purposes was $251,346,811. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$225,735,612
	Gross unrealized depreciation	(21,524,458)
	Net unrealized appreciation	$204,211,154

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (91.9%)
Argentina (1.9%)
Government (1.9%)
$6,030,000	Argentina Bonos (USD) (c)	0.389%	08/03/12	$2,032,110
Australia (7.9%)
Government (7.9%)
2,500,000	Australia Government Bond (AUD)	5.750%	04/15/12	2,328,240
1,440,000	New South Wales Treasury Corp. (AUD)	5.500%	03/01/17	1,287,736
520,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	483,833
305,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	283,677
1,720,000	Queensland Treasury Corp. (AUD)	6.000%	06/14/11	1,598,385
1,325,000	Queensland Treasury Corp. (AUD)	6.000%	08/14/13	1,230,915
585,000	Queensland Treasury Corp. (AUD)	6.000%	09/14/17	536,825
690,000	Queensland Treasury Corp.- 144A Issue (NZD) (d)	7.125%	09/18/17	519,511
				8,269,122
Brazil (6.1%)
Government (6.1%)
2,125,000	Brazil Notas do Tesouro Nacional Series B (BRL)	6.000%	05/15/15	2,281,360
2,000,000	Brazil Notas do Tesouro Nacional Series B (BRL)	6.000%	05/15/45	2,126,417
495,000	Brazil Notas do Tesouro Nacional Series F (BRL)	10.000%	01/01/12	276,896
3,300,000	Brazil Notas do Tesouro Nacional Series F (BRL)	10.000%	01/01/17	1,706,847
				6,391,520
Canada (1.9%)
Government (1.9%)
285,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	207,577
2,475,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,800,637
				2,008,214
France (1.2%)
Government (1.2%)
830,000	France Government Bond OAT (EUR)	4.250%	10/25/17	1,219,402

Germany (4.2%)
Financial (4.2%)
1,655,000	Kreditanstalt fuer Wiederaufbau (NZD)	6.375%	02/17/15	1,218,373
3,091,000	Kreditanstalt fuer Wiederaufbau (NZD)	6.500%	11/15/11	2,273,022
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	965,765
				4,457,160
Hungary (1.9%)
Government (1.9%)
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	187,996
30,000	Republic of Hungary (EUR)	3.500%	07/18/16	38,839
175,000	Republic of Hungary (EUR)	4.375%	07/04/17	233,792
530,000	Republic of Hungary (EUR)	5.750%	06/11/18	770,197

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
Hungary—continued
Government—continued
$735,000	Republic of Hungary (USD)	6.250%	01/29/20	$781,868
				2,012,692
Indonesia (8.4%)
Government (8.4%)
6,530,000,000	Indonesia Treasury Bond (IDR)	9.000%	09/15/13	739,455
18,680,000,000	Indonesia Treasury Bond (IDR)	9.500%	07/15/23	2,044,564
1,959,000,000	Indonesia Treasury Bond (IDR)	10.000%	09/15/24	220,036
2,155,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/22	250,996
22,510,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/27	2,507,188
6,128,000,000	Indonesia Treasury Bond (IDR)	11.000%	11/15/20	754,816
5,204,000,000	Indonesia Treasury Bond (IDR)	11.000%	09/15/25	623,647
8,576,000,000	Indonesia Treasury Bond (IDR)	12.800%	06/15/21	1,171,113
3,361,000,000	Indonesia Treasury Bond (IDR)	12.900%	06/15/22	461,817
				8,773,632
Israel (1.3%)
Government (1.3%)
4,440,000	Israel Government Bond - Shahar (ILS)	7.000%	04/29/11	1,338,881

Lithuania (2.1%)
Government (2.1%)
1,130,000	Republic of Lithuania — 144A Issue (USD) (d)	6.750%	01/15/15	1,233,494
900,000	Republic of Lithuania — 144A Issue (USD) (d)	7.375%	02/11/20	985,096
				2,218,590
Malaysia (4.0%)
Government (4.0%)
13,550,000	Malaysia Government Bond (MYR)	3.756%	04/28/11	4,207,312

Mexico (9.7%)
Government (9.7%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	413,176
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	611,204
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,245,305
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	209,541
54,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	5,236,239
16,000,000	Mexican Bonos (MXN)	10.000%	11/20/36	1,527,791
				10,243,256
Netherlands (1.7%)
Government (1.7%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,766,622

Norway (3.8%)
Government (3.8%)
22,970,000	Norway Government Bond (NOK)	6.000%	05/16/11	4,026,068

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
Poland (7.0%)
Government (7.0%)
$6,500,000	Poland Government Bond (PLN)	4.750%	04/25/12	$2,288,218
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	626,926
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	2,082,633
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	531,433
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	1,862,381
				7,391,591
Russia (3.6%)
Government (3.6%)
3,275,200	Russian Foreign Bond — 144A Issue (USD) (d)	7.500%	03/31/30	3,774,668

South Africa (2.1%)
Government (2.1%)
560,000	South Africa Government International Bond (USD)	5.500%	03/09/20	567,000
1,475,000	South Africa Government International Bond (USD)	6.875%	05/27/19	1,646,469
				2,213,469
South Korea (11.0%)
Government (11.0%)
2,525,800,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	2,246,983
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	2,015,435
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,820,652
133,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	122,439
1,376,610,000	Korea Treasury Bond (KRW)	5.500%	06/10/11	1,252,834
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,062,122
				11,520,465
Sri Lanka (1.7%)
Government (1.7%)
82,800,000	Sri Lanka Government Bonds (LKR) (e)	11.000%	08/01/15	698,576
120,750,000	Sri Lanka Government Bonds (LKR) (e)	11.000%	09/01/15	1,018,173
4,370,000	Sri Lanka Government Bonds (LKR) (e)	12.000%	07/15/11	39,307
				1,756,056
Supra-National (0.7%)
Government (0.7%)
640,000	Corp. Andina de Fomento (USD)	8.125%	06/04/19	751,845

Sweden (3.7%)
Government (3.7%)
26,880,000	Sweden Government Bond (SEK)	5.250%	03/15/11	3,899,337

United Arab Emirates (1.6%)
Government (1.6%)
760,000	Emirate of Abu Dhabi — 144A Issue (USD) (d)	6.750%	04/08/19	864,769
770,000	Qatar Government International Bond — 144A Issue (USD) (d)	6.550%	04/09/19	872,025
				1,736,794

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
United States (2.7%)
Government (2.7%)
$15,000	Alabama State University (USD)	5.000%	09/01/29	$15,604
15,000	Alabama State University (USD)	5.750%	09/01/39	16,256
120,000	Bay Area Toll Authority (USD)	5.500%	04/01/43	126,412
55,000	Bexar County Hospital District (USD)	5.000%	02/15/32	55,746
130,000	City of Minneapolis (USD)	6.500%	11/15/38	144,845
50,000	City of Philadelphia (USD)	5.000%	08/01/24	51,883
50,000	County of Bexar (USD)	5.250%	08/15/47	51,185
120,000	County of Hamilton (USD)	5.000%	12/01/32	122,786
75,000	Illinois Municipal Electric Agency (USD)	5.000%	02/01/35	76,295
100,000	North Carolina Eastern Municipal Power Agency (USD)	5.250%	01/01/19	108,517
85,000	State of California (USD)	5.000%	04/01/38	78,396
200,000	State of California (USD)	5.125%	04/01/33	189,954
1,550,000	State of California (USD)	6.000%	04/01/38	1,632,413
120,000	Tarrant County Cultural Education Facilities Finance Corp. (USD)	6.250%	07/01/28	132,017
				2,802,309
Venezuela (0.8%)
Government (0.8%)
75,000	Venezuela Government International Bond (USD)	5.375%	08/07/10	74,625
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	762,450
				837,075
Vietnam (0.9%)
Government (0.9%)
880,000	Socialist Republic of Vietnam — 144A Issue (USD) (d)	6.750%	01/29/20	897,600
	Total long-term debt securities (cost: $90,343,732)			96,545,790

Short-Term Securities (3.2%)
Egypt (1.0%)
225,000	Egypt Treasury Bill (EGP) (e) (f)	9.329%	08/03/10	39,580
100,000	Egypt Treasury Bill (EGP) (e) (f)	9.412%	08/31/10	17,460
75,000	Egypt Treasury Bill (EGP) (e) (f)	9.515%	08/24/10	13,113
75,000	Egypt Treasury Bill (EGP) (e) (f)	9.623%	10/05/10	12,963
375,000	Egypt Treasury Bill (EGP) (e) (f)	9.682%	11/02/10	64,315
750,000	Egypt Treasury Bill (EGP) (e) (f)	9.753%	12/07/10	127,380
475,000	Egypt Treasury Bill (EGP) (e) (f)	9.776%	08/17/10	83,117
200,000	Egypt Treasury Bill (EGP) (e) (f)	9.855%	12/21/10	33,816
100,000	Egypt Treasury Bill (EGP) (e) (f)	9.906%	03/08/11	16,552
3,525,000	Egypt Treasury Bill (EGP) (e) (f)	10.075%	02/08/11	587,067
				995,363
Israel (0.3%)
1,240,000	Israel Treasury Bill — Makam (ILS) (e) (f)	1.565%	10/06/10	332,946

See accompanying notes to investments in securities.

Principal(b)		Coupon	Maturity	Market Value(a)
United States (1.3%)
$275,000	Federal Farm Credit Bureau (FFCB) (f)	0.010%	04/01/10	275,000
1,110,000	Federal Home Loan Bank (FHLB) (f)	0.001%	04/01/10	1,110,000
				1,385,000

Shares
United States (0.6%)
618,953	Dreyfus Treasury Cash Management Fund , current rate 0.000%			$618,953
	Total short-term securities (cost: $3,331,088)			3,332,262
	Total investments in securities (cost: $ 93,674,820) (g)			$99,878,052
	Cash and other assets in excess of liabilities (4.9%)			5,137,036
	Total net assets (100.0%)			$105,015,088

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts
On March 31, 2010, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
03/31/10	219,386	USD	306,000	SGD	—	807
03/31/10	306,000	SGD	202,797	USD	—	15,782
04/05/10	84,637	USD	44,100,000	CLP	—	601
04/05/10	185,964	USD	96,320,000	CLP	—	2,420
04/05/10	44,100,000	CLP	84,564	USD	528	—
04/06/10	198,333	USD	102,330,000	CLP	—	3,220
04/06/10	102,330,000	CLP	193,807	USD	—	1,307
04/09/10	197,182	USD	10,203,000	INR	29,993	—
04/12/10	422,557	USD	21,880,000	INR	64,493	—
04/13/10	281,694	USD	14,696,000	INR	45,413	—
04/15/10	281,703	USD	14,426,000	INR	39,342	—
04/19/10	141,239	USD	7,206,000	INR	19,075	—
04/19/10	98,596	USD	5,058,000	INR	13,930	—
04/19/10	111,312	USD	402,984	MYR	12,301	—
04/20/10	321,664	USD	1,155,000	MYR	32,607	—
04/23/10	104,242	USD	61,159,000	CLP	12,440	—
04/26/10	101,882	USD	59,719,000	CLP	12,053	—
04/26/10	197,737	USD	10,247,000	INR	30,100	—
04/27/10	80,702	USD	47,223,000	CLP	9,392	—
04/27/10	80,703	USD	47,393,000	CLP	9,716	—
04/27/10	28,251	USD	1,462,000	INR	4,253	—
04/28/10	129,125	USD	76,119,000	CLP	16,099	—
04/28/10	16,141	USD	9,531,000	CLP	2,043	—
04/28/10	141,246	USD	7,253,000	INR	19,994	—
04/30/10	141,245	USD	7,260,000	INR	20,124	—
05/10/10	96,350	USD	52,000,000	CLP	2,858	—
06/01/10	282,891	USD	13,884,000	INR	24,736	—
06/01/10	786,712	NZD	549,581	USD	—	4,343
06/01/10	781,973	NZD	546,200	USD	—	4,387
06/01/10	455,062	NZD	310,378	USD	—	2,991
06/02/10	8,495	USD	412,000	INR	633	—
06/02/10	337,292	NZD	238,010	USD	540	—
06/02/10	111,307	NZD	78,471	USD	106	—
06/02/10	652,112	NZD	459,269	USD	150	—
06/03/10	42,438	USD	2,037,000	INR	2,688	—
06/04/10	282,876	USD	13,595,000	INR	18,271	—
06/04/10	222,242	EUR	1,011,000	PLN	51,816	—
06/07/10	141,448	USD	6,798,000	INR	9,098	—
06/07/10	208,265	EUR	956,000	PLN	51,469	—

See accompanying notes to investments in securities.

06/08/10	56,580	USD	2,730,000	INR	3,872	—
06/08/10	71,141	USD	3,429,000	INR	4,790	—
06/08/10	83,374	EUR	384,000	PLN	21,043	—
06/09/10	652,112	NZD	458,995	USD	104	—
06/10/10	56,917	USD	2,769,000	INR	4,389	—
06/11/10	85,361	USD	4,140,000	INR	6,291	—
06/11/10	56,903	USD	2,774,000	INR	4,509	—
06/16/10	142,271	USD	6,930,000	INR	11,081	—
06/21/10	128,053	USD	6,313,000	INR	11,587	—
06/22/10	115,375	USD	5,688,000	INR	10,429	—
06/24/10	173,057	USD	8,607,000	INR	17,275	—
06/25/10	115,369	USD	5,780,000	INR	12,437	—
06/28/10	337,505	EUR	3,754,000	SEK	65,065	—
06/29/10	246,007	EUR	2,726,000	SEK	46,000	—
07/09/10	115,364	USD	5,714,000	INR	10,830	—
07/09/10	115,372	USD	5,719,000	INR	10,932	—
07/09/10	227,056	USD	807,252	MYR	19,433	—
07/12/10	57,682	USD	2,887,000	INR	6,061	—
07/12/10	69,221	USD	3,472,000	INR	7,438	—
07/12/10	95,598	USD	339,565	MYR	8,068	—
07/12/10	191,289	USD	684,000	MYR	17,530	—
07/13/10	96,949	USD	348,000	MYR	9,285	—
07/16/10	64,480	USD	232,000	MYR	6,331	—
07/16/10	161,872	EUR	813,000	MYR	29,501	—
07/19/10	24,500	USD	1,225,000	INR	2,531	—
07/20/10	24,500	USD	1,225,000	INR	2,528	—
07/20/10	102,498	USD	366,000	MYR	9,186	—
07/20/10	182,422	EUR	918,000	MYR	33,728	—
07/23/10	125,671	USD	445,000	MYR	10,097	—
07/23/10	234,481	EUR	1,180,000	MYR	43,299	—
07/27/10	3,539,164	USD	12,564,032	MYR	293,180	—
07/27/10	131,549	USD	467,000	MYR	10,897	—
07/27/10	233,751	EUR	1,180,000	MYR	44,202	—
07/30/10	1,305,770	NZD	840,263	USD	—	75,053
08/03/10	1,300,802	NZD	835,570	USD	—	75,974
08/03/10	509,210	NZD	326,913	USD	—	29,919
08/04/10	256,571	NZD	164,719	USD	—	15,061
08/04/10	515,365	NZD	329,267	USD	—	31,850
08/05/10	1,291,803	NZD	843,580	USD	—	61,515
08/05/10	3,170,000	NZD	2,050,356	USD	—	170,687
08/05/10	383,215	NZD	249,779	USD	—	18,718
08/06/10	505,898	NZD	330,612	USD	—	23,815
08/06/10	252,481	NZD	164,428	USD	—	12,457
08/09/10	499,176	NZD	328,189	USD	—	21,446
08/09/10	501,429	NZD	329,840	USD	—	21,372
08/09/10	493,483	NZD	325,180	USD	—	20,466
08/11/10	854,416	EUR	3,590,000	PLN	89,484	—
08/11/10	247,235	NZD	164,196	USD	—	8,945

See accompanying notes to investments in securities.

08/11/10	247,113	NZD	164,115	USD	—	8,941
08/12/10	378,100	NZD	245,916	USD	—	18,850
08/12/10	464,138	NZD	303,175	USD	—	21,840
08/13/10	175,000	NZD	113,593	USD	—	8,943
08/16/10	185,000	NZD	122,119	USD	—	7,388
08/17/10	239,352	USD	907,000	ILS	6,147	—
08/17/10	16,269,945	JPY	335,000	BRL	6,794	—
08/17/10	46,522,000	JPY	490,449	USD	—	7,514
08/18/10	11,941,200	JPY	248,000	BRL	6,104	—
08/18/10	23,117,000	JPY	245,221	USD	—	2,221
08/19/10	119,442	USD	454,000	ILS	3,442	—
08/19/10	119,773	USD	454,000	ILS	3,111	—
08/19/10	23,973	USD	91,000	ILS	658	—
08/19/10	17,439,226	JPY	371,000	BRL	13,625	—
08/19/10	23,010,000	JPY	244,579	USD	—	1,720
08/20/10	91,076	USD	348,100	ILS	3,145	—
08/20/10	175,370	USD	8,758,000	INR	17,346	—
08/20/10	380,000	EUR	535,667	USD	22,417	—
08/20/10	23,098,000	JPY	244,584	USD	—	2,660
08/20/10	23,068,000	JPY	244,940	USD	—	1,982
08/23/10	155,801	USD	594,100	ILS	5,004	—
08/23/10	46,760	USD	2,338,000	INR	4,673	—
08/23/10	105,229	USD	5,252,000	INR	10,308	—
08/23/10	381,000	EUR	538,909	USD	24,310	—
08/23/10	46,090,000	JPY	489,889	USD	—	3,478
08/23/10	45,752,000	JPY	489,889	USD	141	—
08/24/10	45,992,000	JPY	489,889	USD	—	2,434
08/24/10	45,839,000	JPY	489,890	USD	—	795
08/24/10	453,532	NZD	299,050	USD	—	18,236
08/25/10	22,797,000	JPY	244,945	USD	911	—
08/27/10	451,000	NZD	301,494	USD	—	13,946
08/31/10	11,587,304	JPY	248,000	BRL	9,467	—
09/01/10	107,555	USD	5,367,000	INR	10,421	—
09/01/10	22,848,000	JPY	244,939	USD	342	—
09/02/10	17,200,164	JPY	372,000	BRL	16,038	—
09/02/10	22,609,000	JPY	244,943	USD	2,903	—
09/07/10	378,000	EUR	538,423	USD	27,885	—
09/09/10	34,051,000	JPY	367,412	USD	2,855	—
09/10/10	33,934,000	JPY	367,410	USD	4,102	—
09/10/10	28,956,000	JPY	315,439	USD	5,427	—
09/13/10	24,053,000	JPY	262,863	USD	5,337	—
09/15/10	26,018,033	JPY	558,000	BRL	20,776	—
09/15/10	19,137,000	JPY	210,292	USD	5,396	—
09/15/10	18,925,000	JPY	210,289	USD	7,663	—
09/15/10	28,503,000	JPY	315,435	USD	10,258	—
09/16/10	28,386,000	JPY	315,435	USD	11,508	—
09/16/10	9,516,000	JPY	105,149	USD	3,262	—
09/20/10	114,000	EUR	167,848	USD	13,878	—

See accompanying notes to investments in securities.

09/21/10	19,031,000	JPY	210,287	USD	6,514	—
09/21/10	9,436,000	JPY	105,148	USD	4,113	—
09/23/10	180,182	EUR	1,585,600	NOK	20,900	—
09/23/10	743,770	EUR	1,090,538	USD	85,998	—
09/23/10	376,822	EUR	3,820,973	SEK	21,233	—
09/24/10	327,271	EUR	484,557	USD	42,544	—
09/24/10	7,784,000	JPY	86,016	USD	2,667	—
09/27/10	774,000	JPY	8,601	USD	313	—
09/28/10	5,858,000	JPY	65,096	USD	2,367	—
09/29/10	9,763,000	JPY	108,490	USD	3,944	—
10/04/10	188,713	USD	9,129,000	PHP	9,626	—
10/04/10	235,895	USD	11,381,000	PHP	11,372	—
10/05/10	283,087	USD	13,611,000	PHP	12,605	—
10/05/10	283,072	USD	13,607,000	PHP	12,532	—
10/06/10	75,493	USD	3,595,000	PHP	2,599	—
10/07/10	235,893	USD	11,170,000	PHP	6,728	—
10/08/10	94,370	USD	4,460,000	PHP	2,497	—
10/08/10	188,730	USD	8,939,000	PHP	5,416	—
10/08/10	94,357	USD	4,471,000	PHP	2,749	—
10/08/10	188,711	USD	8,955,000	PHP	5,782	—
10/12/10	297,118	USD	1,023,987	MYR	13,885	—
10/12/10	56,626	USD	2,662,000	PHP	1,170	—
10/13/10	130,115	USD	441,908	MYR	4,094	—
10/13/10	169,840	USD	7,940,000	PHP	2,536	—
10/13/10	94,365	USD	4,438,000	PHP	1,983	—
10/13/10	69,426	USD	3,263,000	PHP	1,413	—
10/15/10	30,981	USD	1,453,000	PHP	558	—
10/15/10	284,020	EUR	2,796,894	CNY	27,298	—
10/18/10	103,273	USD	4,825,000	PHP	1,433	—
10/18/10	284,540	EUR	2,810,534	CNY	28,643	—
10/19/10	51,636	USD	2,431,000	PHP	1,114	—
10/19/10	380,299	EUR	3,767,150	CNY	39,883	—
10/21/10	352,807	USD	2,328,000	CNY	—	10,738
10/21/10	103,280	USD	4,880,000	PHP	2,592	—
10/21/10	206,546	USD	9,718,000	PHP	4,287	—
10/25/10	692,437	USD	4,558,868	CNY	—	22,481
10/25/10	299,014	USD	14,248,000	PHP	9,994	—
10/25/10	199,328	USD	9,488,000	PHP	6,446	—
10/25/10	99,664	USD	4,747,000	PHP	3,288	—
10/26/10	1,171,716	USD	7,735,902	CNY	—	34,835
10/26/10	85,970	USD	4,087,000	INR	3,460	—
10/26/10	257,876	USD	12,246,000	INR	10,086	—
10/26/10	259,133	USD	12,320,000	PHP	8,038	—
10/27/10	698,978	USD	4,624,090	CNY	—	19,391
10/27/10	128,929	USD	6,087,000	INR	4,254	—
10/28/10	79,732	USD	3,808,000	PHP	2,834	—
11/08/10	13,826,020	JPY	152,804	USD	4,656	—
11/10/10	13,582,000	JPY	151,657	USD	6,119	—

See accompanying notes to investments in securities.

11/12/10	13,769,800	JPY	153,803	USD	6,248	—
11/12/10	19,766,000	JPY	220,590	USD	8,782	—
11/15/10	45,867,000	JPY	512,051	USD	20,527	—
11/16/10	22,904,000	JPY	256,025	USD	10,575	—
11/16/10	11,041,000	JPY	122,889	USD	4,569	—
11/17/10	11,968,000	JPY	133,127	USD	4,871	—
11/17/10	45,733,000	JPY	512,053	USD	21,950	—
11/17/10	18,297,000	JPY	204,825	USD	8,743	—
11/18/10	63,773,000	JPY	716,863	USD	33,421	—
11/29/10	474,837	EUR	4,060,000	NOK	33,235	—
11/29/10	49,458,000	JPY	558,138	USD	28,015	—
11/29/10	45,202,000	JPY	512,053	USD	27,549	—
11/29/10	17,886,000	JPY	204,821	USD	13,107	—
11/29/10	26,859,000	JPY	307,234	USD	19,342	—
12/01/10	151,884	EUR	1,310,000	NOK	12,496	—
12/01/10	44,347,000	JPY	512,049	USD	36,694	—
12/02/10	3,276,000	MXN	241,219	USD	—	16,579
12/06/10	212,894	USD	1,410,000	CNY	—	5,392
12/06/10	178,462	EUR	1,776,000	CNY	20,363	—
12/13/10	179,874	USD	1,196,159	CNY	—	3,799
12/14/10	360,821	USD	2,399,098	CNY	—	7,662
12/15/10	362,408	USD	2,408,380	CNY	—	7,870
12/16/10	387,913	USD	1,323,172	MYR	12,727	—
12/17/10	124,528	USD	424,629	MYR	4,038	—
12/20/10	616,157	EUR	896,046	USD	63,980	—
12/21/10	148,360	USD	508,132	MYR	5,460	—
12/22/10	75,828	USD	260,658	MYR	3,074	—
12/22/10	120,750	USD	415,081	MYR	4,895	—
12/23/10	95,921	USD	329,930	MYR	3,945	—
12/28/10	108,374	USD	373,285	MYR	4,589	—
01/04/11	3,051,690	EUR	31,461,400	SEK	241,553	—
01/07/11	2,011,306	USD	7,507,400	ILS	20,313	—
01/07/11	301,972	USD	1,023,987	MYR	7,776	—
01/07/11	19,970,000	JPY	219,180	USD	4,979	—
01/07/11	9,980,000	JPY	109,524	USD	2,477	—
01/07/11	9,950,000	JPY	109,215	USD	2,490	—
01/11/11	2,481,000	EUR	3,547,458	USD	197,115	—
01/11/11	482,000	EUR	688,927	USD	38,035	—
01/11/11	10,030,000	JPY	109,617	USD	2,025	—
01/11/11	10,020,000	JPY	109,624	USD	2,139	—
01/13/11	203,608	USD	9,493,000	PHP	904	—
01/13/11	175,205	USD	8,112,000	PHP	—	445
01/13/11	86,388	USD	4,030,000	PHP	432	—
01/13/11	204,914	EUR	296,628	USD	19,913	—
01/13/11	204,914	EUR	297,367	USD	20,651	—
01/13/11	267,964	EUR	388,864	USD	27,005	—
01/13/11	141,863	EUR	205,351	USD	13,779	—
01/13/11	25,660,000	JPY	279,777	USD	4,506	—

See accompanying notes to investments in securities.

01/14/11	74,193	USD	3,470,000	PHP	557	—
01/14/11	252,202	EUR	365,945	USD	25,372	—
01/14/11	25,460,000	JPY	279,699	USD	6,568	—
01/14/11	20,250,000	JPY	223,744	USD	6,504	—
01/18/11	82,449	USD	3,838,000	PHP	201	—
01/18/11	144,170	USD	6,730,000	PHP	758	—
01/18/11	459,600	EUR	664,844	USD	44,200	—
01/19/11	205,665	USD	9,585,000	PHP	728	—
01/19/11	51,402	USD	2,402,000	PHP	320	—
01/19/11	204,914	EUR	293,918	USD	17,203	—
01/25/11	362,540	EUR	510,094	USD	20,520	—
01/26/11	32,469,093	JPY	713,000	BRL	22,045	—
01/26/11	60,350,000	JPY	671,957	USD	24,352	—
01/26/11	15,050,000	JPY	168,025	USD	6,526	—
01/26/11	52,800,000	JPY	587,960	USD	21,373	—
01/27/11	340,740	USD	171,290,000	CLP	—	13,888
01/27/11	310,400	EUR	438,207	USD	19,043	—
01/27/11	51,897,000	JPY	577,834	USD	20,924	—
01/27/11	12,152,944	JPY	266,000	BRL	7,762	—
01/28/11	102,074	USD	51,930,000	CLP	—	2,981
01/28/11	778,324	USD	394,260,000	CLP	—	26,000
01/28/11	526,469	NZD	360,036	USD	—	3,089
01/28/11	2,522,849	NZD	1,736,351	USD	—	3,751
01/31/11	159,491	USD	82,680,000	CLP	—	1,719
01/31/11	299,277	USD	155,160,000	CLP	—	3,197
01/31/11	5,252,694	USD	6,142,500,000	KRW	192,785	—
01/31/11	302,000	EUR	442,891	USD	15,070	—
01/31/11	300,000	EUR	420,435	USD	15,315	—
02/01/11	1,181,538	USD	7,846,000	CNY	—	23,815
02/03/11	64,772	USD	3,100,000	PHP	1,898	—
02/03/11	181,704	USD	8,700,000	PHP	5,403	—
02/04/11	52,578	USD	2,500,000	PHP	1,184	—
02/04/11	52,632	USD	2,500,000	PHP	1,131	—
02/04/11	2,413,426	NZD	1,655,127	USD	—	8,393
02/07/11	71,882	USD	3,400,000	PHP	1,217	—
02/07/11	65,470	USD	3,100,000	PHP	1,179	—
02/08/11	488,000	USD	585,820	AUD	33,681	—
02/08/11	488,000	USD	585,982	AUD	33,825	—
02/08/11	479,798	EUR	3,998,300	NOK	14,217	—
02/08/11	341,000	EUR	468,142	USD	7,655	—
02/08/11	454,000	EUR	623,045	USD	9,963	—
02/09/11	671,711	EUR	5,588,300	NOK	18,328	—
02/09/11	959,535	EUR	7,984,000	NOK	26,372	—
02/09/11	78,723	EUR	328,000	PLN	5,860	—
02/09/11	158,000	EUR	216,081	USD	2,718	—
02/09/11	211,000	EUR	287,946	USD	3,012	—
02/09/11	13,766,418	JPY	186,000	AUD	17,842	—
02/09/11	13,732,380	JPY	186,000	AUD	18,207	—

See accompanying notes to investments in securities.

02/09/11	13,794,584	JPY	186,000	AUD	17,540	—
02/10/11	96,417	USD	51,800,000	CLP	2,434	—
02/10/11	96,417	USD	51,800,000	CLP	2,434	—
02/10/11	78,285	EUR	328,000	PLN	6,443	—
02/10/11	52,000	EUR	71,100	USD	879	—
02/10/11	178,000	EUR	243,237	USD	2,866	—
02/10/11	23,247,065	JPY	309,000,000	KRW	24,606	—
02/10/11	14,652,000	JPY	164,698	USD	7,416	—
02/11/11	96,406	USD	51,700,000	CLP	2,255	—
02/11/11	151,904	USD	81,360,000	CLP	3,358	—
02/11/11	160,000	EUR	220,019	USD	3,955	—
02/14/11	96,324	USD	51,100,000	CLP	1,193	—
02/14/11	1,052,181	USD	1,228,000,000	KRW	37,674	—
02/14/11	558,206	USD	1,927,206	MYR	23,830	—
02/14/11	78,977	EUR	328,000	PLN	5,478	—
02/14/11	8,030,303	JPY	106,000,000	KRW	7,866	—
02/14/11	6,989,819	JPY	92,000,000	KRW	6,611	—
02/14/11	60,964	NZD	41,023	USD	—	958
02/16/11	192,835	USD	102,000,000	CLP	1,821	—
02/16/11	206,000	EUR	280,139	USD	1,957	—
02/16/11	206,000	EUR	280,284	USD	2,101	—
02/16/11	4,746,229	JPY	62,000,000	KRN	4,078	—
02/17/11	140,980	USD	485,000	MYR	5,476	—
02/18/11	92,176	USD	48,300,000	CLP	1	—
02/18/11	45,889	USD	24,000,000	CLP	—	87
02/18/11	210,000	EUR	288,527	USD	4,943	—
02/18/11	210,000	EUR	288,500	USD	4,916	—
02/22/11	156,743	USD	82,000,000	CLP	—	250
02/22/11	92,258	USD	48,200,000	CLP	—	270
02/22/11	204,586	USD	106,800,000	CLP	—	764
02/22/11	192,020	USD	100,820,000	CLP	390	—
02/22/11	276,522	USD	145,600,000	CLP	1,348	—
02/22/11	19,700,000	JPY	218,938	USD	7,409	—
02/22/11	19,720,000	JPY	219,323	USD	7,580	—
02/23/11	92,141	USD	48,600,000	CLP	610	—
02/24/11	92,228	USD	48,300,000	CLP	—	49
02/25/11	334,967	USD	175,690,000	CLP	334	—
02/25/11	138,294	USD	72,300,000	CLP	—	311
02/25/11	197,280	USD	103,150,000	CLP	—	421
02/28/11	56,084	USD	29,500,000	CLP	217	—
02/28/11	191,853	USD	100,320,000	CLP	—	391
03/01/11	311,606	USD	162,970,000	CLP	—	574
03/01/11	49,781	USD	26,100,000	CLP	32	—
03/01/11	189,704	USD	99,500,000	CLP	193	—
03/01/11	20,800,000	JPY	232,798	USD	9,422	—
03/01/11	20,800,000	JPY	232,931	USD	9,555	—
03/01/11	23,200,000	JPY	260,797	USD	11,647	—
03/02/11	47,464	USD	24,800,000	CLP	—	133

See accompanying notes to investments in securities.

03/04/11	195,258	USD	102,120,000	CLP	—	357
03/07/11	390,000	EUR	534,206	USD	7,550	—
03/07/11	294,000	EUR	402,268	USD	5,251	—
03/08/11	104,000	EUR	142,313	USD	1,871	—
03/10/11	396,751	USD	200,260,000	CLP	—	14,532
03/15/11	85,176	USD	44,100,000	CLP	—	1,004
03/15/11	387,404	USD	199,920,000	CLP	—	5,824
03/18/11	12,600,000	JPY	139,842	USD	4,474	—
03/18/11	21,026,000	JPY	233,445	USD	7,554	—
03/18/11	17,050,000	JPY	189,590	USD	6,414	—
03/21/11	94,362	USD	48,700,000	CLP	—	1,407
03/22/11	13,332,130	JPY	148,159	USD	4,914	—
03/29/11	815,000	USD	3,060,244	ILS	13,033	—
03/31/11	183,188	USD	96,320,000	CLP	666	—
04/04/11	194,914	USD	102,330,000	CLP	411	—
					$4,152,002	$987,441

See accompanying notes to investments in securities.

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Variable rate security.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(f)	For zero coupon issues (strips) the interest rate represents the yield to maturity at March 31, 2010.
(g)	At March 31, 2010 the cost of securities for federal income tax purposes was $92,368,081. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,490,259
Gross unrealized depreciation	(2,283,230)
Net unrealized appreciation	$6,207,029

Forward Foreign Currency Contracts - Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (96.6%)
Basic Materials (6.7%)
Auto (0.3%)
22,008	LKQ Corp. (b)	$446,762

Chemicals (3.5%)
14,244	Albemarle Corp.	607,222
12,150	Ashland, Inc.	641,155
10,178	Cabot Corp.	309,411
7,601	Cytec Industries, Inc.	355,271
6,360	Intrepid Potash, Inc. (b)	192,899
10,645	Lubrizol Corp.	976,359
2,908	Minerals Technologies, Inc.	150,751
12,223	Olin Corp.	239,815
20,155	RPM International, Inc.	430,108
7,661	Sensient Technologies Corp.	222,629
15,537	Terra Industries, Inc.	710,973
7,054	The Scotts Miracle-Gro Co. - Class A	326,953
15,455	Valspar Corp.	455,613
		5,619,159
Construction (0.4%)
7,055	Martin Marietta Materials, Inc.	589,445

Iron and Steel (0.5%)
6,794	Carpenter Technology Corp.	248,661
33,671	Steel Dynamics, Inc.	588,232
		836,893
Manufacturing (0.1%)
4,660	Mine Safety Appliances Co.	130,294

Metal Fabrication (0.5%)
17,571	Commercial Metals Co.	264,619
9,995	Reliance Steel & Aluminum Co.	492,054
		756,673
Paper and Forest (1.4%)
19,746	Louisiana-Pacific Corp. (b)	178,701
16,035	Packaging Corp. of America	394,621
6,136	Potlatch Corp.	215,006
12,437	Rayonier, Inc.	565,013
15,604	Sonoco Products Co.	480,447
16,734	Temple-Inland, Inc.	341,876
		2,175,664
Capital Goods (9.9%)
Aerospace & Defense (0.3%)
15,909	BE Aerospace, Inc. (b)	484,429

Construction (0.3%)
13,013	The Shaw Group, Inc. (b)	447,907

Containers-Metal/Glass (0.3%)
5,389	Greif, Inc. - Class A	295,964
4,210	Silgan Holdings, Inc.	253,568
		549,532
Electrical Equipment (1.1%)
10,869	Energizer Holdings, Inc. (b)	682,138
9,299	Hubbell, Inc. - Class B	468,949
18,785	Trimble Navigation Ltd. (b) (c)	539,505
		1,690,592
Engineering/Construction (1.1%)
5,189	Granite Construction, Inc.	156,812
16,022	Joy Global, Inc.	906,845
13,075	URS Corp. (b) (c)	648,651
		1,712,308
Tools-Hand Held (0.2%)
12,691	Kennametal, Inc.	356,871

Machinery (2.4%)
14,390	AGCO Corp. (b)	516,169
12,587	Bucyrus International, Inc.	830,616
9,352	Graco, Inc.	299,264
12,607	IDEX Corp.	417,292
6,661	Lincoln Electric Holdings, Inc.	361,892
5,832	Regal-Beloit Corp.	346,479
16,856	Terex Corp. (b)	382,800
7,438	Wabtec Corp.	313,288
9,073	Zebra Technologies Corp. - Class A (b)	268,561
		3,736,361
Manufacturing (3.4%)
16,796	AMETEK, Inc.	696,362
10,560	Aptargroup, Inc.	415,536
9,352	Carlisle Cos., Inc.	356,311
7,318	Crane Co.	259,789
12,022	Donaldson Co., Inc.	542,433
7,521	Federal Signal Corp.	67,764
12,500	Harsco Corp.	399,250
2,999	Lancaster Colony Corp.	176,821
4,679	Matthews International Corp. - Class A	166,105
5,283	Nordson Corp.	358,821
15,306	Pentair, Inc.	545,200

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
7,754	SPX Corp.	$514,245
6,229	Teleflex, Inc.	399,092
7,383	The Brink’s Co.	208,422
12,231	Trinity Industries, Inc.	244,131
		5,350,282
Metal Fabrication (0.4%)
12,367	Timken Co.	371,134
3,081	Valmont Industries, Inc.	255,199
		626,333
Metal Fabrication (0.1%)
9,400	Worthington Industries, Inc.	162,526

Trucks and Parts (0.3%)
13,934	Oshkosh Corp. (b)	562,098

Communication Services (2.4%)
Broadcasting (0.2%)
8,320	Lamar Advertising Co. - Class A (b)	285,792

Communications Equipment (0.2%)
11,590	NeuStar, Inc. - Class A (b)	292,068

Computer Networking (0.4%)
15,093	ADC Telecommunications, Inc. (b)	110,330
9,039	IDEXX Laboratories, Inc. (b)	520,194
		630,524
Telecommunication (1.2%)
8,628	ADTRAN, Inc.	227,348
14,408	Ciena Corp. (b)	219,578
14,672	CommScope, Inc. (b)	411,109
7,479	Plantronics, Inc.	233,943
41,777	RF Micro Devices, Inc. (b)	208,050
10,709	Syniverse Holdings, Inc. (b)	208,504
23,372	tw telecom, Inc. (b)	424,202
		1,932,734
Telephone (0.4%)
31,215	Cincinnati Bell, Inc. (b)	106,443
14,339	Telephone & Data Systems, Inc.	485,375
		591,818
Consumer Cyclical (13.6%)
Auto (0.5%)
18,197	BorgWarner, Inc. (b)	694,761
5,474	Thor Industries, Inc.	165,370
		860,131
Distribution Nondurables (0.6%)
7,513	Fossil, Inc. (b)	283,541
6,887	MSC Industrial Direct Co. - Class A	348,895
7,950	Tech Data Corp. (b)	333,105
		965,541
Entertainment (1.3%)
8,595	Bally Technologies, Inc. (b)	348,442
11,787	DreamWorks Animation SKG, Inc. - Class A (b)	464,290
4,725	International Speedway Corp. - Class A	121,763
6,623	NetFlix, Inc. (b)	488,380
16,216	Rovi Corp. (b)	602,100
		2,024,975
Food & Health (0.3%)
9,841	NBTY, Inc. (b)	472,171

Home Builders (1.1%)
11,514	KB Home	192,860
5,797	MDC Holdings, Inc.	200,634
1,012	NVR, Inc. (b)	735,218
6,760	Ryland Group, Inc.	151,694
21,843	Toll Brothers, Inc. (b)	454,334
		1,734,740
Leisure (0.2%)
8,152	WMS Industries, Inc. (b)	341,895

Lodging-Hotel (0.1%)
8,503	Boyd Gaming Corp. (b)	84,010

Manufacturing (0.6%)
7,624	Lennox International, Inc.	337,896
5,307	Mettler-Toledo International, Inc. (b) (d)	579,524
		917,420
Office Furnishings-Original (0.2%)
8,622	Herman Miller, Inc.	155,714
6,948	HNI Corp.	185,025
		340,739
Publishing (0.2%)
6,700	John Wiley & Sons, Inc. - Class A	289,976
3,935	Scholastic Corp.	110,180
		400,156

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
Rental Equipment (0.2%)
8,376	Aaron’s, Inc.	$279,256

Retail (5.7%)
7,013	99 Cents Only Stores (b)	114,312
14,360	Advance Auto Parts, Inc.	601,971
15,424	Aeropostale, Inc. (b)	444,674
32,338	American Eagle Outfitters, Inc.	598,900
6,089	American Greetings Corp. - Class A	126,895
9,059	AnnTaylor Stores Corp. (b)	187,521
6,113	Barnes & Noble, Inc.	132,163
8,691	BJ’s Wholesale Club, Inc. (b)	321,480
34,686	CarMax, Inc. (b)	871,312
27,702	Chico’s FAS, Inc.	399,463
8,946	Coldwater Creek, Inc. (b)	62,085
9,891	Collective Brands, Inc. (b)	224,921
10,478	Copart, Inc. (b)	373,017
13,912	Dick’s Sporting Goods, Inc. (b)	363,242
13,738	Dollar Tree, Inc. (b)	813,564
24,360	Foot Locker, Inc.	366,374
9,058	Guess?, Inc.	425,545
8,732	J Crew Group, Inc. (b)	400,799
19,233	PetSmart, Inc.	614,687
8,810	Regis Corp.	164,571
24,836	Saks, Inc. (b)	213,590
6,731	The Timberland Co. - Class A (b)	143,639
7,122	The Warnaco Group, Inc. (b)	339,791
5,804	Under Armour, Inc. - Class A (b)	170,696
16,525	Williams-Sonoma, Inc.	434,442
		8,909,654
Services (0.9%)
19,170	Convergys Corp. (b)	235,024
18,048	Corrections Corp. of America (b)	358,433
5,884	Harte-Hanks, Inc.	75,668
6,723	Rollins, Inc.	145,755
10,020	Scientific Games Corp. - Class A (b)	141,082
10,483	Sotheby’s	325,916
13,000	ValueClick, Inc. (b)	131,820
		1,413,698
Special Services (0.8%)
7,166	Brink’s Home Security Holdings, Inc. (b)	304,913
13,023	Hewitt Associates, Inc. - Class A (b)	518,055
39,539	Service Corp. International/US	362,968
5,267	The Corporate Executive Board Co.	140,050
		1,325,986
Textiles (0.9%)
14,848	Hanesbrands, Inc. (b)	413,071
8,762	Mohawk Industries, Inc. (b)	476,478
8,067	Phillips-Van Heusen Corp.	462,723
		1,352,272
Consumer Staples (6.2%)
Beverage (0.3%)
5,488	Green Mountain Coffee Roasters, Inc. (b)	531,348

Beverages (0.3%)
10,996	Hansen Natural Corp. (b)	477,006

Food (1.4%)
11,688	Corn Products International, Inc.	405,106
11,925	Flowers Foods, Inc.	295,025
4,963	Panera Bread Co. - Class A (b)	379,620
8,521	Ralcorp Holdings, Inc. (b) (c)	577,553
22,002	Smithfield Foods, Inc. (b)	456,321
4,163	Tootsie Roll Industries, Inc.	112,533
		2,226,158
Household Products (0.8%)
10,996	Church & Dwight Co., Inc.	736,182
9,806	Tupperware Brands Corp.	472,846
		1,209,028
Personal Care (0.2%)
13,322	Alberto-Culver Co.	348,370

Restaurants (1.2%)
4,685	Bob Evans Farms, Inc.	144,813
15,948	Brinker International, Inc.	307,478
14,315	Burger King Holdings, Inc.	304,337
4,890	Chipotle Mexican Grill, Inc. - Class A (b)	550,956
9,398	The Cheesecake Factory, Inc. (b)	254,310
53,882	Wendy’s/Arby’s Group, Inc. - Class A	269,410
		1,831,304

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
Retail (0.1%)
6,394	Ruddick Corp.	$202,306

Services (1.8%)
10,600	Career Education Corp. (b)	335,384
13,653	Corinthian Colleges, Inc. (b)	240,156
4,635	ITT Educational Services, Inc. (b)	521,345
7,044	Korn/Ferry International (b)	124,327
12,244	Manpower, Inc.	699,377
10,198	Rent-A-Center, Inc. (b)	241,183
2,188	Strayer Education, Inc.	532,822
9,280	United Rentals, Inc. (b)	87,046
		2,781,640
Tobacco (0.1%)
3,808	Universal Corp.	200,644

Energy (6.3%)
Mining (0.5%)
25,288	Arch Coal, Inc. (b)	577,831
11,739	Patriot Coal Corp. (b)	240,180
		818,011
Oil & Gas (4.3%)
8,824	Atwood Oceanics, Inc. (b)	305,575
5,963	Bill Barrett Corp. (b)	183,124
13,049	Cimarex Energy Co.	774,850
7,332	Comstock Resources, Inc. (b)	233,157
17,499	Forest Oil Corp. (b)	451,824
16,293	Frontier Oil Corp.	219,955
14,287	Helix Energy Solutions Group, Inc. (b)	186,159
15,841	Mariner Energy, Inc. (b)	237,140
20,680	Newfield Exploration Co. (b) (c)	1,076,394
8,567	Oceaneering International, Inc. (b)	543,919
23,901	Patterson-UTI Energy, Inc.	333,897
21,697	Plains Exploration & Production Co. (b)	650,693
27,327	Pride International, Inc. (b)	822,816
18,427	Quicksilver Resources, Inc. (b)	259,268
19,364	Southern Union Co.	491,265
		6,770,036
Oil and Gas Services (0.7%)
9,645	Exterran Holdings, Inc. (b)	233,120
12,222	Superior Energy Services, Inc. (b)	256,906
8,077	Tidewater, Inc.	381,800
6,331	Unit Corp. (b)	267,675
		1,139,501
Pipelines (0.4%)
12,624	National Fuel Gas Co.	638,143

Service (0.4%)
24,975	KBR, Inc.	553,446

Financial (19.2%)
Auto Finance (0.2%)
15,002	AmeriCredit Corp. (b)	356,448

Banks (4.0%)
26,883	Associated Banc-Corp	370,985
11,329	BancorpSouth, Inc.	237,456
7,496	Bank of Hawaii Corp.	336,945
12,216	Cathay General Bancorp	142,316
6,774	City National Corp.	365,593
11,362	Commerce Bancshares, Inc.	467,433
9,347	Cullen/Frost Bankers, Inc.	521,562
13,538	FirstMerit Corp.	292,015
27,464	Fulton Financial Corp.	279,858
8,001	International Bancshares Corp.	183,943
7,713	Navigant Consulting, Inc. (b)	93,559
16,506	NewAlliance Bancshares, Inc.	208,306
4,594	PacWest Bancorp	104,835
7,260	Prosperity Bancshares, Inc.	297,660
6,437	SVB Financial Group (b)	300,350
76,240	Synovus Financial Corp.	250,830
19,196	TCF Financial Corp.	305,984
8,823	Trustmark Corp.	215,546
23,835	Valley National Bancorp	366,344
17,501	Washington Federal, Inc.	355,620
10,373	Webster Financial Corp.	181,424
4,506	Westamerica BanCorp.	259,771
13,747	Wilmington Trust Corp. (b)	227,788
		6,366,123
Commercial Services (0.1%)
7,899	Deluxe Corp.	153,399

Finance-Diversified (1.1%)
6,593	Affiliated Managers Group, Inc. (b)	520,847
18,291	Eaton Vance Corp.	613,480
7,234	FTI Consulting, Inc. (b)	284,441

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
3,193	Greenhill & Co., Inc.	$262,113
		1,680,881
Insurance (4.5%)
11,869	American Financial Group, Inc.	337,673
15,951	Arthur J Gallagher & Co.	391,597
18,361	Brown & Brown, Inc.	329,029
9,216	Everest Re Group, Ltd.	745,851
35,860	Fidelity National Financial, Inc. - Class A	531,445
16,108	First American Corp.	545,095
17,837	HCC Insurance Holdings, Inc.	492,301
6,045	Horace Mann Educators Corp.	91,038
5,492	Mercury General Corp.	240,110
37,461	Old Republic International Corp.	475,005
13,320	Protective Life Corp.	292,907
11,361	Reinsurance Group of America, Inc.	596,680
7,352	StanCorp Financial Group, Inc.	350,176
7,819	The Hanover Insurance Group, Inc.	340,986
10,040	Transatlantic Holdings, Inc.	530,112
7,696	Unitrin, Inc.	215,873
19,978	WR Berkley Corp.	521,226
		7,027,104
Investment Bankers/Brokers (1.1%)
27,426	Apollo Investment Corp.	349,133
18,955	Jefferies Group, Inc.	448,665
15,438	Raymond James Financial, Inc.	412,812
13,282	Waddell & Reed Financial, Inc. - Class A	478,683
		1,689,293
Mortgage Revenue Bonds (0.3%)
14,882	Lender Processing Services, Inc.	561,796

Real Estate Investment Trust (0.3%)
6,554	Jones Lang LaSalle, Inc.	477,721

Real Estate Investment Trust-Apartments (1.0%)
8,589	BRE Properties, Inc.	307,057
10,001	Camden Property Trust	416,342
4,592	Essex Property Trust, Inc.	413,050
24,197	UDR, Inc.	426,835
		1,563,284
Real Estate Investment Trust-Diversified (0.7%)
15,815	Cousins Properties, Inc.	131,423
34,899	Duke Realty Corp.	432,747
17,552	Liberty Property Trust	595,715
		1,159,885
Real Estate Investment Trust-Health Care (0.9%)
18,276	Nationwide Health Properties, Inc.	642,401
13,812	Omega Healthcare Investors, Inc.	269,196
19,825	Senior Housing Properties Trust	439,124
		1,350,721
Real Estate Investment Trust-Hotels (0.3%)
19,203	Hospitality Properties Trust	459,912

Real Estate Investment Trust-Office (1.5%)
6,915	Alexandria Real Estate Equities, Inc.	467,454
9,087	Corporate Office Properties Trust SBI	364,661
11,107	Highwoods Properties, Inc.	352,425
12,325	Mack-Cali Realty Corp.	434,456
12,114	SL Green Realty Corp.	693,769
		2,312,765
Real Estate Investment Trust-Regional Mall (0.4%)
15,248	The Macerich Co.	584,151

Real Estate Investment Trust-Shopping (1.3%)
5,070	Equity One, Inc.	95,772
9,540	Federal Realty Investment Trust	694,607
16,249	Realty Income Corp.	498,682
12,695	Regency Centers Corp.	475,682
16,262	Weingarten Realty Investors	350,609
		2,115,352
Real Estate Investment Trust-Warehouse-Industrial (0.4%)
23,222	AMB Property Corp.	632,567

Savings and Loans (1.1%)
12,799	Astoria Financial Corp.	185,586
29,341	First Niagara Financial Group, Inc.	417,229
67,428	New York Community Bancorp, Inc.	1,115,259
		1,718,074
Health Care (10.7%)
Biotechnology (1.3%)
10,962	Affymetrix, Inc. (b)	80,461

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care—continued
3,070	Bio-Rad Laboratories, Inc. - Class A (b)	$317,806
10,266	Charles River Laboratories International, Inc. (b)	403,557
31,219	Vertex Pharmaceuticals, Inc. (b) (c)	1,275,921
		2,077,745
Drugs (2.1%)
18,255	Endo Pharmaceuticals Holdings, Inc. (b)	432,461
9,026	Medicis Pharmaceutical Corp. - Class A	227,094
9,076	OSI Pharmaceuticals, Inc. (b)	540,476
12,522	Perrigo Co.	735,292
18,440	Pharmaceutical Product Development, Inc.	437,950
7,480	United Therapeutics Corp. (b)	413,868
10,079	Valeant Pharmaceuticals International (b)	432,490
		3,219,631
Health Care Equipment (0.5%)
10,820	Immucor, Inc. (b)	242,260
8,121	Masimo Corp.	215,612
8,882	Thoratec Corp. (b)	297,103
		754,975
Hospital Management (1.3%)
14,492	Community Health Systems, Inc. (b)	535,190
38,889	Health Management Associates, Inc. - Class A (b)	334,446
6,028	Kindred Healthcare, Inc. (b)	108,805
8,550	LifePoint Hospitals, Inc. (b)	314,469
8,678	Psychiatric Solutions, Inc. (b)	258,604
15,081	Universal Health Services, Inc. - Class B	529,192
		2,080,706
Managed Care (0.4%)
15,594	Health Net, Inc. (b)	387,823
6,529	WellCare Health Plans, Inc. (b)	194,433
		582,256
Medical Products/Supplies (4.0%)
10,875	Beckman Coulter, Inc.	682,950
8,828	Edwards Lifesciences Corp. (b)	872,913
7,673	Gen-Probe, Inc. (b)	383,650
14,115	Henry Schein, Inc. (b)	831,373
9,785	Hill-Rom Holdings, Inc.	266,250
40,227	Hologic, Inc. (b)	745,809
9,660	Kinetic Concepts, Inc. (b)	461,845
6,559	Owens & Minor, Inc.	304,272
11,697	ResMed, Inc. (b)	744,514
9,202	STERIS Corp.	309,739
5,847	Techne Corp.	372,395
13,304	VCA Antech, Inc. (b)	372,911
		6,348,621
Personal Care (0.1%)
6,386	Life Time Fitness, Inc. (b)	179,447

Special Services (1.0%)
9,991	Covance, Inc. (b)	613,347
10,228	Lincare Holdings, Inc. (b)	459,033
18,721	Omnicare, Inc.	529,617
		1,601,997
Technology (13.7%)
Computer Networking (1.3%)
61,039	3Com Corp. (b)	469,390
8,180	Alliance Data Systems Corp. (b)	523,438
6,129	Equinix, Inc. (b)	596,597
13,020	Polycom, Inc. (b)	398,152
		1,987,577
Computer Services & Software (5.9%)
5,247	ACI Worldwide, Inc. (b)	108,141
12,319	Acxiom Corp. (b)	221,003
2,416	Advent Software, Inc. (b)	108,116
13,984	ANSYS, Inc. (b)	603,270
16,528	AOL, Inc. (b)	417,828
41,832	Cadence Design Systems, Inc. (b)	278,601
10,579	Cerner Corp. (b)	899,850
5,961	Digital River, Inc. (b)	180,618
12,375	F5 Networks, Inc. (b)	761,186
9,406	Gartner, Inc. - Class A (b)	209,190
12,686	Global Payments, Inc.	577,847
14,088	Informatica Corp. (b)	378,404
25,466	Ingram Micro, Inc. - Class A (b)	446,928
16,160	Mentor Graphics Corp. (b)	129,603
12,398	MICROS Systems, Inc. (b)	407,646
16,341	MSCI, Inc. (b)	589,910
8,902	National Instruments Corp.	296,882

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
26,085	Palm, Inc. (b)	$98,080
18,186	Parametric Technology Corp. (b)	328,257
9,742	Quest Software, Inc. (b)	173,310
20,090	SEI Investments Co.	441,377
10,874	Solera Holdings, Inc.	420,280
6,646	SRA International, Inc. - Class A (b)	138,170
12,820	Sybase, Inc. (b)	597,669
22,808	Synopsys, Inc. (b)	510,215
		9,322,381
Computer Systems (0.7%)
10,330	Diebold, Inc.	328,081
13,066	Jack Henry & Associates, Inc.	314,368
3,434	Mantech International Corp. - Class A (b)	167,682
24,778	NCR Corp. (b)	341,936
		1,152,067
Electrical Defense (0.3%)
5,180	Alliant Techsystems, Inc. (b)	421,134

Electrical Equipment (0.5%)
21,624	Gentex Corp.	419,938
29,049	Vishay Intertechnology, Inc. (b)	297,171
		717,109
Electrical Instruments (0.5%)
8,190	Thomas & Betts Corp. (b)	321,375
4,459	Varian, Inc. (b)	230,887
8,853	Woodward Governor Co.	283,119
		835,381
Electronic Component-Semiconductor (2.3%)
70,921	Atmel Corp. (b)	356,733
16,525	Cree, Inc. (b)	1,160,386
19,348	Fairchild Semiconductor International, Inc. (b)	206,056
25,798	Integrated Device Technology, Inc. (b)	158,142
10,996	International Rectifier Corp. (b)	251,808
19,146	Intersil Corp. - Class A	282,595
19,910	Lam Research Corp. (b)	743,041
9,512	Semtech Corp. (b)	165,794
7,149	Silicon Laboratories, Inc. (b)	340,793
		3,665,348
Electronics-Computer Distribution (0.8%)
18,651	Arrow Electronics, Inc. (b)	561,955
23,616	Avnet, Inc. (b) (c)	708,480
		1,270,435
Services-Data Processing (0.9%)
20,976	Broadridge Financial Solutions, Inc.	448,467
5,960	DST Systems, Inc.	247,042
6,495	Factset Research Systems, Inc.	476,538
7,236	Fair Isaac Corp.	183,360
		1,355,407
Special Services (0.5%)
17,738	Aecom Technology Corp. (b)	503,227
6,680	Towers Watson & Co. - Class A	317,300
		820,527
Transportation (2.0%)
Airlines (0.3%)
20,973	AirTran Holdings, Inc. (b)	106,543
5,548	Alaska Air Group, Inc. (b)	228,744
32,276	JetBlue Airways Corp. (b)	180,100
		515,387
Rail Roads (0.4%)
15,023	Kansas City Southern (b)	543,382

Shipping (0.4%)
6,332	Alexander & Baldwin, Inc.	209,273
8,402	Kirby Corp. (b)	320,536
4,076	Overseas Shipholding Group, Inc.	159,901
		689,710
Transport Services (0.2%)
7,843	Landstar System, Inc.	329,249

Trucking (0.7%)
7,699	Con-way, Inc.	270,389
7,112	GATX Corp.	203,759
13,669	JB Hunt Transport Services, Inc.	490,444
6,754	Werner Enterprises, Inc.	156,490
		1,121,082
Utilities (5.9%)
Electric Companies (3.4%)
17,219	Alliant Energy Corp.	572,704
5,996	Black Hills Corp.	181,978
9,330	Cleco Corp.	247,711
18,641	DPL, Inc.	506,849
78,518	Dynegy, Inc. - Class A (b)	98,933

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities—continued
21,068	Great Plains Energy, Inc.	$391,233
14,328	Hawaiian Electric Industries, Inc.	321,663
7,463	IDACORP, Inc.	258,369
29,239	MDU Resources Group, Inc.	630,978
16,624	NSTAR	588,822
36,552	NV Energy, Inc.	450,686
15,105	OGE Energy Corp.	588,189
13,490	PNM Resources, Inc.	169,030
16,969	Westar Energy, Inc.	378,409
		5,385,554
Natural Gas (1.6%)
12,069	AGL Resources, Inc.	466,467
14,483	Atmos Energy Corp.	413,779
11,170	Energen Corp.	519,740
16,943	UGI Corp.	449,667
12,631	Vectren Corp.	312,239
7,835	WGL Holdings, Inc.	271,483
		2,433,375
Utilities Diversified (0.3%)
6,290	Itron, Inc. (b)	456,465

Waste Management (0.4%)
3,519	Clean Harbors, Inc. (b)	195,516
12,245	Waste Connections, Inc. (b)	415,840
		611,356
Water Utilities (0.2%)
21,209	Aqua America, Inc.	372,642

Total Common Stocks (cost: $ 137,516,550)		152,177,072

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (3.3%)
Investment Companies (3.3%)
1,250,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.010%	$1,250,000
4,015,252	Wells Fargo & Co. , current rate 0.010%	4,015,252
	Total short-term securities (cost: $5,265,251)	5,265,252
	Total investments in securities (cost: $ 142,781,801) (e)	$157,442,324
	Cash and other assets in excess of liabilities (0.1%)	112,909
	Total net assets (100.0%)	$157,555,233

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)     Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Non-income producing security.

(c)     Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On March 31, 2010, securities with an aggregate market value of $3,525,200 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid-Cap 400® EMINI	June 2010	64	Long	$121,408	—
		64		$121,408	$0

(d)    The Portfolio held 0.4% of net assets in foreign securities at March 31, 2010.

(e)     At March 31, 2010 the cost of securities for federal income tax purposes was $143,596,445. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$27,544,605
Gross unrealized depreciation	(13,698,722)
Net unrealized appreciation	$13,845,879

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

March 31, 2010

(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (98.1%)
Communication Services (1.0%)
Telecommunication (1.0%)
8,200	American Tower Corp. - Class A (b)	$349,402
14,700	Crown Castle International Corp. (b)	561,981
		911,383
Consumer Cyclical (1.8%)
Lodging-Hotel (1.8%)
23,705	Marriott International, Inc. - Class A	747,182
46,700	Starwood Property Trust, Inc.	901,310
		1,648,492
Financial (94.4%)
Investment Bankers/Brokers (0.6%)
27,200	Colony Financial, Inc.	544,000

Real Estate (6.9%)
114,100	Brookfield Properties Corp. (c)	1,752,576
23,000	CB Richard Ellis Group, Inc. - Class A (b)	364,550
53,600	Digital Realty Trust, Inc.	2,905,120
81,300	Forest City Enterprises, Inc. (Class A) (b)	1,171,533
29,500	Retail Opportunity Investments Corp. (b)	298,540
		6,492,319
Real Estate Investment Trust (0.5%)
33,900	Franklin Street Properties Corp.	489,177

Real Estate Investment Trust-Apartments (11.3%)
20,200	American Campus Communities, Inc.	558,732
38,300	Associated Estates Realty Corp.	528,157
25,551	AvalonBay Communities, Inc.	2,206,329
12,800	Camden Property Trust	532,864
91,000	Equity Residential	3,562,650
13,426	Essex Property Trust, Inc.	1,207,669
29,700	Home Properties, Inc.	1,389,960
38,100	UDR, Inc.	672,084
		10,658,445
Real Estate Investment Trust-Diversified (10.2%)
20,500	CapLease, Inc. (Series A)	506,555
33,100	Colonial Properties Trust	426,328
95,300	Duke Realty Corp.	1,181,720
42,500	Liberty Property Trust	1,442,450
35,900	National Retail Properties, Inc.	819,597
50,786	Vornado Realty Trust	3,844,500
48,000	Washington Real Estate Investment Trust	1,466,400
		9,687,550
Real Estate Investment Trust-Health Care (10.8%)
135,000	HCP, Inc.	4,455,000
43,400	Health Care REIT, Inc.	1,962,982
44,500	Nationwide Health Properties, Inc.	1,564,175
47,600	Ventas, Inc.	2,260,048
		10,242,205
Real Estate Investment Trust-Hotels (6.5%)
28,900	Chesapeake Lodging Trust (b)	562,683
27,314	DiamondRock Hospitality Co. (b)	276,144
256,346	Host Hotels & Resorts, Inc.	3,755,469
55,900	LaSalle Hotel Properties	1,302,470
11,800	Pebblebrook Hotel Trust (b)	248,154
		6,144,920
Real Estate Investment Trust-Manufactured Housing (0.1%)
2,100	Equity Lifestyle Properties, Inc.	113,148

Real Estate Investment Trust-Office (17.8%)
16,300	Alexandria Real Estate Equities, Inc.	1,101,880
80,900	BioMed Realty Trust, Inc.	1,338,086
57,821	Boston Properties, Inc.	4,362,016
133,300	Brandywine Realty Trust	1,627,593
40,220	Corporate Office Properties Trust SBI	1,614,029
109,608	Douglas Emmett, Inc.	1,684,675
32,400	Highwoods Properties, Inc.	1,028,052
34,600	Kilroy Realty Corp.	1,067,064
40,300	Mack-Cali Realty Corp.	1,420,575
26,800	SL Green Realty Corp.	1,534,836
		16,778,806
Real Estate Investment Trust-Regional Mall (12.8%)
67,400	CBL & Associates Properties, Inc.	923,380
110,679	Simon Property Group, Inc.	9,285,968
50,169	The Macerich Co.	1,921,975
		12,131,323

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust-Self Storage (5.7%)
45,100	Extra Space Storage, Inc.	$571,868
46,700	Public Storage	4,295,933
70,800	U-Store-It Trust	509,760
		5,377,561
Real Estate Investment Trust-Shopping (5.1%)
58,956	Acadia Realty Trust	1,052,954
15,100	Federal Realty Investment Trust	1,099,431
96,600	Kimco Realty Corp.	1,510,824
30,800	Regency Centers Corp.	1,154,076
		4,817,285
Real Estate Investment Trust-Warehouse-Industrial (6.1%)
40,100	AMB Property Corp.	1,092,324
42,800	EastGroup Properties, Inc.	1,615,272
74,300	First Potomac Realty Trust	1,116,729
145,776	ProLogis	1,924,243
		5,748,568
Health Care (0.9%)
Health Care Diversified (0.9%)
42,438	Brookdale Senior Living, Inc. (b)	883,983

Total Common Stocks (cost: $ 68,679,383)		92,669,165

See accompanying notes to investments in securities.

Shares		Market Value(a)
Short-Term Securities (1.9%)
Investment Companies (1.9%)
250,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.010%	$250,000
1,565,069	Wells Fargo & Co. , current rate 0.010%	1,565,069
	Total short-term securities (cost: $1,815,069)	1,815,069
	Total investments in securities (cost: $ 70,494,452) (d)	$94,484,234
	Cash and other assets in excess of liabilities (.0%)	12,607
	Total net assets (100.0%)	$94,496,841

See accompanying notes to investments in securities.

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	The Portfolio held 1.9% of net assets in foreign securities at March 31, 2010.
(d)	At March 31, 2010 the cost of securities for federal income tax purposes was $75,267,648. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$19,509,186
	Gross unrealized depreciation	(292,600)
	Net unrealized appreciation	$19,216,586

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities

March 31, 2010

(Unaudited)

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.  The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issue of Class 1 shares until February 11, 2008).  Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not.  Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.  At March 31, 2010, no Portfolios were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2010, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $11,936,059 and $19,863,067, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At March 31, 2010, investments in securities of Bond, Money Market, and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Money Market, and Mortgage were $27,991,723, $3,295,000, and $4,003,584, respectively, which represent 7.8%, 3.1%, and 3.4% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.  Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The following is a summary of the levels used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

		Fair Value Measurement at March 31, 2010 using
Fund	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 03/31/2010
Bond
Government Obligations	—	—	168,668,854	—	168,668,854
Asset-Backed	—	—	25,553,763	1,099,536	26,653,299
Other Mortgage-Backed	—	—	34,300,469	2,692,311	36,992,780
Corporate Obligations	—	—	115,825,974	1,169,492	116,995,466
Investment Companies	22,755,968	—	—	—	22,755,968
Total Investments	22,755,968	—	344,349,060	4,961,339	372,066,367
Other Financial Instruments
Futures Contracts	—	(176,856)	—	—	(176,856)
Money Market
Commercial Paper	—	—	20,952,239	—	20,952,239
Corporate Notes	—	—	32,020,184	—	32,020,184
U.S. Government Obligations	—	—	38,495,480	—	38,495,480
Other Short-Term Investments	—	—	11,139,373	—	11,139,373
Investment Companies	3,062,406	—	—	—	3,062,406
Total Investments	3,062,406	—	102,607,276	—	105,669,682
Mortgage Securities
Government Obligations	—	—	90,420,884	—	90,420,884
Asset-Backed	—	—	7,842,985	808,143	8,651,128
Other Mortgage-Backed	—	—	9,690,324	1,719,843	11,410,167
Investment Companies	29,024,379	—	—	—	29,024,379
Total Investments	29,024,379	—	107,954,193	2,527,986	139,506,558
Index 500
Common Stocks	444,639,263	—	—	—	444,639,263
Investment Companies	10,918,702	—	—	—	10,918,702
Total Investments	455,557,965	—	—	—	455,557,965
Other Financial Instruments
Futures Contracts	—	200,618	—	—	200,618
International Bond
Long Term Debt Securities
Argentina	—	—	2,032,110	—	2,032,110
Australia	—	—	8,269,122	—	8,269,122
Brazil	—	—	6,391,520	—	6,391,520
Canada	—	—	2,008,214	—	2,008,214
France	—	—	1,219,402	—	1,219,402
Germany	—	—	4,457,160	—	4,457,160
Hungary	—	—	2,012,692	—	2,012,692
Indonesia	—	—	8,773,632	—	8,773,632
Israel	—	—	1,338,881	—	1,338,881
Lithuania	—	—	2,218,590	—	2,218,590
Malaysia	—	—	4,207,312	—	4,207,312
Mexico	—	—	10,243,256	—	10,243,256
Netherlands	—	—	1,766,622	—	1,766,622
Norway	—	—	4,026,068	—	4,026,068
Poland	—	—	7,391,591	—	7,391,591
Russia	—	—	3,774,668	—	3,774,668
South Africa	—	—	2,213,469	—	2,213,469
South Korea	—	—	11,520,465	—	11,520,465
Sri Lanka	—	—	—	1,756,056	1,756,056
Supra-National			751,845	—	751,845
Sweden	—	—	3,899,337	—	3,899,337
United Arab Emirates	—	—	1,736,794	—	1,736,794
United States	—	—	2,802,309	—	2,802,309
Venezuela	—	—	837,075	—	837,075
Vietnam	—	—	897,600	—	897,600
Short Term Debt Securities
Egypt	—	—	—	995,363	995,363
Israel	—	—	332,946	—	332,946
United States	—	—	1,385,000	—	1,385,00
Investment Companies	618,953	—	—	—	618,953
Total Investments	618,953	—	96,507,680	2,751,419	99,878,052
Other Financial Instruments
Forward Foreign Currency Contracts	—	3,164,561	—	—	3,164,561
Index 400 Mid-Cap
Common Stocks	152,177,072	—	—	—	152,177,072
Warrants	—	—	—	—	—
Investment Companies	5,265,252	—	—	—	5,265,252
Total Investments	157,442,324	—	—	—	157,442,324
Other Financial Instruments
Futures Contracts	—	121,408	—	—	121,408
Real Estate Securities(1)	94,484,234	—	—	—	94,484,234

(1)  At March 31, 2010 all investments were at Level 1, see Schedule of Investments.

For additional details, see Schedule of Investments.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2010 is as follows:

				Total
	Beginning	Net	Accrued	realized and	Transfers in	Ending
	balance	purchases	discounts	unrealized	and/or out	Balance
Portfolio	12/31/2009	(sales)	(premiums)	gains (losses)	of Level 3	03/31/2010
Bond
Asset-Backed	$1,043,618	(53,280)	1	74,297		1,064,636
Other Mortgage Backed	$1,083,876	—	—	85,616		1,169,492
Corporate Obligations	1,314,823	1,478,878	4,907	(76,142)		2,727,211
Money Market	—	—	—	—	—	—
Mortgage Securities
Asset-Backed	787,725	—	1	20,417	—	808,143
Other Mortgage Backed	1,265,598	432,229	1,426	20,590	—	1,719,843
Index 500	—	—	—	—	—	—
International Bond
Egypt	—	987,251	11,521	(3,409)	—	995,363
Israel	323,448	—	1,275	8,223	(332,946)	—
Sri Lanka	1,745,647		1,364	(30,401)	—	1,756,056
Index 400 Mid-Cap	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year.  Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

For the three month period ended March 31, 2010, it has been determined that no significant transfers between levels 1 and 2 occurred.

(5)   Derivative Instruments Reporting

The Fund adopted FASB ASC 815, “Derivatives and Hedging” (“ASC 815”) (formerly known as FAS 161), effective January 1, 2009. Accordingly, with ASC 815, the Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. The derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments.  Although the way in which the Fund uses currency forwards has not changed, the number of transactions increased slightly as the changes in global economic conditions drove the Fund to be slightly more active than it had been historically.

Equity derivatives were purchased or sold to generally manage the Index Portfolios’ liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The table below details the risk exposure of each of the Portfolios from derivative instruments:

		Risk Exposure
	Total Value at				Foreign
Portfolio	March 31, 2010	Equity	Interest Rate	Credit	Exchange
Bond	$(176,856)	$—	$(176,856)	$—	$—
Money Market	—	—	—	—	—
Mortgage Securities	—	—	—	—	—
Index 500	200,618	200,618	—	—	—
International Bond	3,164,561	—	—	—	3,164,561
Index 400 Mid-Cap	121,408	121,408	—	—	—
Real Estate Securities	—	—	—	—	—

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)
/s/ Gregory S. Strong
Gregory S. Strong, President

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Gregory S. Strong
Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)
/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 27, 2010